First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 93.4%
	Australia – 19.9%
3,480	AGL Energy Ltd. (b)	$33,980
6,603	Ansell Ltd. (b)	175,657
34,977	AusNet Services (b)	47,217
4,128	BHP Group Ltd. (b)	106,641
27,737	BlueScope Steel Ltd. (b)	255,564
6,766	Coca-Cola Amatil Ltd. (b)	46,313
11,865	Coles Group Ltd. (b)	144,549
7,870	Crown Resorts Ltd. (b)	49,994
807	CSL Ltd. (b)	166,699
5,856	Domino’s Pizza Enterprises Ltd. (b)	334,829
15,658	Evolution Mining Ltd. (b)	65,410
29,921	Fortescue Metals Group Ltd. (b)	351,513
17,049	Northern Star Resources Ltd. (b)	168,939
40,988	Origin Energy Ltd. (b)	126,936
3,134	Ramsay Health Care Ltd. (b)	149,425
708	Rio Tinto Ltd. (b)	48,357
87,489	Santos Ltd. (b)	309,342
4,917	Sonic Healthcare Ltd. (b)	116,765
8,525	Woolworths Group Ltd. (b)	222,918
		2,921,048
	Bermuda – 4.2%
27,500	Haier Electronics Group Co., Ltd. (b)	99,977
69,346	Kerry Properties Ltd. (b)	178,347
120,294	Nine Dragons Paper Holdings Ltd. (b)	151,876
35,784	NWS Holdings Ltd. (b)	27,332
14,355	Pacific Century Premium Developments Ltd. (b) (c)	3,785
95,647	Yue Yuen Industrial Holdings Ltd. (b)	155,014
		616,331
	Cayman Islands – 8.5%
33,655	CK Asset Holdings Ltd. (b)	165,372
27,318	CK Hutchison Holdings Ltd. (b)	165,540
242,000	Lee & Man Paper Manufacturing Ltd. (b)	176,083
52,131	Shimao Group Holdings Ltd. (b)	217,488
166,618	Sino Biopharmaceutical Ltd. (b)	182,454
93,500	SSY Group Ltd. (b)	53,329
117,333	WH Group Ltd. (b) (d) (e)	95,709
96,531	Xinyi Glass Holdings Ltd. (b)	195,227
		1,251,202
	Hong Kong – 6.7%
88,567	Hang Lung Group Ltd. (b)	202,382
9,499	Henderson Land Development Co., Ltd. (b)	35,271
55,875	Hysan Development Co., Ltd. (b)	168,039
132,917	PCCW Ltd. (b)	79,514
98,542	Sun Art Retail Group Ltd. (b)	109,407
11,303	Sun Hung Kai Properties Ltd. (b)	145,656
17,089	Swire Pacific Ltd., Class A (b)	82,736
Shares	Description	Value

	Hong Kong (Continued)
11,458	Techtronic Industries Co., Ltd. (b)	$152,342
		975,347
	New Zealand – 4.4%
17,970	a2 Milk (The) Co., Ltd. (b) (c)	182,889
8,135	Fisher & Paykel Healthcare Corp., Ltd. (b)	179,544
30,232	Spark New Zealand Ltd. (b)	94,333
2,648	Xero Ltd. (b) (c)	193,159
		649,925
	Singapore – 4.8%
34,300	ComfortDelGro Corp., Ltd. (b)	35,647
151,100	Genting Singapore Ltd. (b)	74,586
5,300	Jardine Cycle & Carriage Ltd. (b)	70,350
19,700	Keppel Corp., Ltd. (b)	64,531
115,200	NetLink NBN Trust (b) (d)	82,471
27,200	Singapore Airlines Ltd. (b)	69,607
5,700	Singapore Exchange Ltd. (b)	38,445
16,700	Singapore Technologies Engineering Ltd. (b)	42,557
314,100	Yangzijiang Shipbuilding Holdings Ltd. (b)	229,446
		707,640
	South Korea – 44.9%
794	Amorepacific Corp. (b)	110,692
2,485	Celltrion Healthcare Co., Ltd. (b) (f)	186,405
780	Celltrion, Inc. (b) (f)	171,572
827	CJ CheilJedang Corp. (b)	279,143
1,314	CJ Logistics Corp. (b) (c)	199,238
1,259	E-MART, Inc. (b)	152,114
4,856	GS Holdings Corp. (b)	128,568
3,858	Hana Financial Group, Inc. (b)	92,681
1,200	Hanjin Kal Corp. (b)	70,576
633	Hotel Shilla Co., Ltd. (b)	40,996
3,247	Hyundai Engineering & Construction Co., Ltd. (b)	84,287
1,968	Hyundai Glovis Co., Ltd. (b)	241,977
1,315	Hyundai Mobis Co., Ltd. (b)	257,982
1,507	Hyundai Motor Co. (b)	229,547
17,826	Industrial Bank of Korea (b)	121,771
1,434	Kakao Corp. (b)	445,907
1,290	KB Financial Group, Inc. (b)	41,538
8,575	Kia Motors Corp. (b)	343,874
4,630	Korea Electric Power Corp. (b) (c)	80,674
250	Korea Zinc Co., Ltd. (b)	80,686
8,985	KT Corp. (b)	175,807
597	KT&G Corp. (b)	42,161
438	LG Chem Ltd. (b)	244,478
1,565	LG Innotek Co., Ltd. (b)	206,529
12,409	LG Uplus Corp. (b)	121,914

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
924	Lotte Chemical Corp. (b)	$154,903
1,049	NAVER Corp. (b)	266,573
137	NCSoft Corp. (b)	94,411
479	Netmarble Corp. (b) (c) (d) (e)	67,768
1,551	Orion Corp. (b)	173,792
1,107	POSCO (b)	185,327
463	Samsung Biologics Co., Ltd. (b) (c) (d) (e)	272,956
498	Samsung C&T Corp. (b)	44,692
1,866	Samsung Electronics Co., Ltd. (b)	92,636
927	Samsung SDI Co., Ltd. (b)	342,451
2,006	Seegene, Inc. (b)	452,317
1,558	Shinhan Financial Group Co., Ltd. (b)	36,552
252	SK Telecom Co., Ltd. (b)	51,227
5,825	Woori Financial Group, Inc. (b)	42,593
2,926	Yuhan Corp. (b)	160,697
		6,590,012
	Total Common Stocks	13,711,505
	(Cost $11,853,956)
REAL ESTATE INVESTMENT TRUSTS (a) – 6.1%
	Australia – 3.9%
32,917	Dexus (b)	210,831
32,954	GPT (The) Group (b)	92,706
57,236	Mirvac Group (b)	89,723
114,714	Scentre Group (b)	182,642
		575,902
	Hong Kong – 0.7%
12,949	Link REIT (b)	106,109
	Singapore – 1.5%
114,200	Mapletree Commercial Trust (b)	164,056
33,000	Mapletree Logistics Trust (b)	49,707
		213,763
	Total Real Estate Investment Trusts	895,774
	(Cost $837,576)
	Total Investments – 99.5%	14,607,279
	(Cost $12,691,532) (g)
	Net Other Assets and Liabilities – 0.5%	71,716
	Net Assets – 100.0%	$14,678,995

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $14,607,279 or 99.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2020 through September 30, 2020).
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,042,933 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,127,186. The net unrealized appreciation was $1,915,747.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 13,711,505	$ —	$ 13,711,505	$ —
Real Estate Investment Trusts*	895,774	—	895,774	—
Total Investments	$ 14,607,279	$—	$ 14,607,279	$—

*	See Portfolio of Investments for country breakout.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Health Care	15.5%
Real Estate	14.3
Materials	13.6
Consumer Discretionary	12.7
Consumer Staples	10.7
Communication Services	10.1
Industrials	9.8
Information Technology	5.7
Energy	3.9
Financials	2.6
Utilities	1.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
South Korean Won	45.1%
Australian Dollar	25.3
Hong Kong Dollar	20.2
Singapore Dollar	6.3
New Zealand Dollar	3.1
Total	100.0%

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.3%
	Austria – 2.6%
182,004	ams AG (b) (c)	$4,114,629
13,318	CA Immobilien Anlagen AG (b)	393,707
10,855	Mayr Melnhof Karton AG (b)	1,883,088
65,004	OMV AG (b)	1,778,579
61,140	Raiffeisen Bank International AG (b) (c)	935,808
		9,105,811
	Belgium – 3.1%
22,945	Elia Group S.A./N.V. (b)	2,293,778
196,197	Euronav N.V. (b)	1,737,226
11,295	Galapagos N.V. (b) (c)	1,601,291
11,003	Sofina S.A. (b)	3,003,893
15,527	UCB S.A. (b)	1,763,459
12,838	Umicore S.A. (b)	533,991
		10,933,638
	Denmark – 4.8%
7,915	ALK-Abello A.S. (b) (c)	2,602,442
18,469	Ambu A.S., Class B (b)	520,076
12,370	Coloplast A.S., Class B (b)	1,960,510
6,647	Genmab A.S. (b) (c)	2,412,233
40,172	GN Store Nord A.S. (b)	3,026,429
22,371	Novo Nordisk A.S., Class B (b)	1,549,966
13,812	Pandora A.S. (b)	996,367
2,481	Rockwool International A.S., Class B (b)	951,949
16,564	Vestas Wind Systems A.S. (b)	2,676,851
		16,696,823
	Finland – 3.3%
7,239	Elisa OYJ (b)	425,589
91,710	Fortum OYJ (b)	1,854,209
15,842	Kone OYJ, Class B (b)	1,390,983
39,761	Neste OYJ (b)	2,093,804
92,631	Nokian Renkaat OYJ (b)	2,618,497
10,968	Orion Oyj, Class B (b)	496,923
176,887	Stora Enso OYJ, Class R (b)	2,768,649
		11,648,654
	France – 9.8%
19,470	Arkema S.A. (b)	2,064,292
19,926	BioMerieux (b)	3,119,023
14,863	BNP Paribas S.A. (b) (c)	537,662
15,302	Bouygues S.A. (b)	528,781
55,340	Cie de Saint-Gobain (b) (c)	2,318,037
20,176	Cie Generale des Etablissements Michelin SCA (b)	2,165,845
3,029	Dassault Systemes SE (b)	565,157
171,688	Eutelsat Communications S.A. (b)	1,672,184
44,931	Faurecia SE (b) (c)	1,936,725
1,300	Hermes International (b)	1,119,629
16,533	Iliad S.A. (b)	3,032,718
36,720	Orange S.A. (b)	382,459
46,961	Publicis Groupe S.A. (b)	1,513,552
Shares	Description	Value

	France (Continued)
46,180	Renault S.A. (b) (c)	$1,197,950
120,612	Rexel S.A. (b) (c)	1,512,237
11,171	Sartorius Stedim Biotech (b)	3,855,815
5,203	Schneider Electric SE (b)	646,727
53,280	Societe Generale S.A. (b) (c)	707,235
6,463	Teleperformance (b)	1,992,557
46,213	TOTAL SE (b) (d)	1,587,073
53,623	Valeo S.A. (b)	1,646,666
		34,102,324
	Germany – 14.1%
64,559	1&1 Drillisch AG (b)	1,426,933
47,384	BASF SE (b)	2,885,500
26,035	Bayerische Motoren Werke AG (b)	1,889,546
17,488	Bechtle AG (b)	3,538,583
247,166	Commerzbank AG (b) (c)	1,215,498
44,012	Covestro AG (b) (e) (f)	2,182,557
29,715	Daimler AG (b)	1,602,979
191,018	Deutsche Lufthansa AG (b) (c) (d)	1,654,553
216,542	E.ON SE (b)	2,386,816
107,203	Evonik Industries AG (b)	2,773,228
33,242	Fraport AG Frankfurt Airport Services Worldwide (b) (c) (d)	1,308,790
6,792	Fresenius Medical Care AG & Co., KGaA (b)	574,174
3,153	Hannover Rueck SE (b)	488,119
31,379	HeidelbergCement AG (b)	1,917,442
61,577	Hella GmbH & Co., KGaA (c)	3,105,870
3,981	LEG Immobilien AG (b)	567,447
52,853	Porsche Automobil Holding SE (Preference Shares) (b)	3,144,331
85,324	RWE AG (b)	3,195,330
9,201	Sartorius AG (Preference Shares) (b)	3,771,255
14,936	Scout24 AG (b) (e) (f)	1,302,823
5,990	Siltronic AG (b)	536,653
8,314	Sixt SE (b) (c)	749,242
90,659	TAG Immobilien AG (b)	2,733,719
299,188	TUI AG (b)	1,122,817
18,180	Uniper SE (b)	586,835
15,308	Volkswagen AG (Preference Shares) (b)	2,463,229
		49,124,269
	Ireland – 1.6%
9,929	Flutter Entertainment PLC (b) (g)	1,564,032
7,773	Kerry Group PLC, Class A (b)	995,610
25,187	Kingspan Group PLC (b) (c)	2,292,176
44,404	Ryanair Holdings PLC (b) (c)	589,546
		5,441,364
	Italy – 4.6%
360,877	A2A S.p.A. (b)	524,179

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Italy (Continued)
98,110	Buzzi Unicem S.p.A (b)	$2,279,445
6,775	DiaSorin S.p.A. (b)	1,363,076
120,345	Freni Brembo S.p.A. (b) (c)	1,203,462
375,343	Hera S.p.A. (b)	1,384,004
363,443	Iren S.p.A (b)	934,611
269,350	Leonardo S.p.A. (b)	1,573,178
375,688	Pirelli & C S.p.A. (c) (e) (f)	1,613,021
4,391,771	Telecom Italia S.p.A. (b)	1,760,241
114,418	UniCredit S.p.A. (b) (c)	945,347
521,856	Unipol Gruppo S.p.A. (b) (c)	2,280,501
		15,861,065
	Jersey – 2.2%
1,162,002	Man Group PLC (b)	1,722,545
131,141	Polymetal International PLC (b)	2,857,458
78,418	Wizz Air Holdings PLC (b) (c) (e) (f)	3,143,361
		7,723,364
	Luxembourg – 2.2%
359,134	Aroundtown S.A. (b) (c)	1,802,801
4,533	Eurofins Scientific SE (b) (c)	3,590,893
26,619	RTL Group S.A. (b) (c)	1,047,720
219,825	Tenaris S.A. (b)	1,095,183
		7,536,597
	Netherlands – 6.5%
18,894	Aalberts N.V. (b)	679,421
109,266	ABN AMRO Bank N.V. (b) (c) (e) (f)	913,411
2,122	Adyen N.V. (b) (c) (e) (f)	3,913,996
353,391	Aegon N.V. (b)	914,686
6,648	Argenx SE (b) (c)	1,756,179
22,708	ASM International N.V. (b)	3,255,031
3,373	ASML Holding N.V. (b)	1,245,896
37,027	ASR Nederland N.V. (b)	1,245,340
12,629	IMCD N.V. (b)	1,502,028
76,838	Koninklijke Ahold Delhaize N.V. (b)	2,271,172
16,621	NN Group N.V. (b)	623,017
101,879	SBM Offshore N.V. (b)	1,625,138
46,227	Signify N.V. (b) (c) (e) (f)	1,709,801
12,741	Wolters Kluwer N.V. (b)	1,086,839
		22,741,955
	Norway – 1.5%
54,312	Gjensidige Forsikring ASA (b)	1,102,246
211,689	Orkla ASA (b)	2,136,467
48,502	TOMRA Systems ASA (b)	2,101,115
		5,339,828
	Portugal – 0.6%
1,811,371	Banco Espirito Santo S.A. (b) (c) (h) (i) (j)	0
Shares	Description	Value

	Portugal (Continued)
124,353	Jeronimo Martins SGPS S.A. (b)	$1,999,643
		1,999,643
	Spain – 3.5%
4,200	Acciona S.A. (b)	455,807
2,615,398	Banco de Sabadell S.A. (b)	907,756
65,912	Ebro Foods S.A. (b)	1,533,449
52,758	Grifols S.A. (b)	1,517,064
91,023	Iberdrola S.A. (b)	1,120,365
656,922	International Consolidated Airlines Group S.A. (b)	802,314
119,118	Siemens Gamesa Renewable Energy S.A. (b)	3,223,585
15,143	Vidrala S.A. (b)	1,647,615
16,407	Viscofan S.A. (b)	1,092,720
		12,300,675
	Sweden – 15.5%
39,937	Atlas Copco AB, Class A (b)	1,904,148
87,932	Axfood AB (b)	2,014,228
122,586	Boliden AB (b)	3,637,205
58,104	Essity AB, Class B (b) (c)	1,961,665
65,754	Evolution Gaming Group AB (b) (e) (f)	4,344,572
104,752	Fabege AB (b)	1,448,692
116,543	Getinge AB, Class B (b)	2,535,844
81,469	Holmen AB, Class B (b)	3,022,905
32,756	Hufvudstaden AB, Class A (b)	455,140
31,909	ICA Gruppen AB (b)	1,621,035
114,798	Industrivarden AB, Class A (b) (c)	3,104,226
48,621	Investor AB, Class B (b)	3,175,912
137,448	Kinnevik AB, Class B (b)	5,578,788
54,580	L E Lundbergforetagen AB, Class B (b) (c)	2,696,748
122,959	Nibe Industrier AB, Class B (b) (c)	3,160,179
221,253	Svenska Cellulosa AB SCA, Class B (b) (c)	3,033,257
47,020	Sweco AB, Class B (b)	2,604,681
39,128	Swedish Match AB (b)	3,199,369
52,603	Swedish Orphan Biovitrum AB (b) (c)	1,269,062
164,507	Telefonaktiebolaget LM Ericsson, Class B (b)	1,800,240
74,393	Volvo AB, Class B (b) (c)	1,429,079
		53,996,975
	Switzerland – 8.2%
8,941	Bachem Holding AG, Class B (b)	3,794,542
224	Barry Callebaut AG (b)	498,929
69	Belimo Holding AG (b)	520,952
27,335	BKW AG (b)	2,911,006
5	Chocoladefabriken Lindt & Spruengli AG (b)	445,487

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
9,039	DKSH Holding AG (b)	$629,700
983	Emmi AG (b)	982,115
3,982	Flughafen Zurich AG (b) (c)	546,378
32,885	Galenica AG (b) (e) (f)	2,286,716
580	Givaudan S.A. (b)	2,504,330
36,828	LafargeHolcim Ltd. (b)	1,676,395
3,238	Lonza Group AG (b)	1,998,285
4,146	Roche Holding AG (b)	1,420,173
10,855	Sika AG (b)	2,665,465
5,572	Sunrise Communications Group AG (b) (e) (f)	659,262
4,484	Tecan Group AG (b)	2,229,963
13,397	VZ Holding AG (b)	1,195,094
5,056	Zurich Insurance Group AG (b)	1,763,105
		28,727,897
	United Kingdom – 12.2%
228,363	3i Group PLC (b)	2,932,485
16,447	Admiral Group PLC (b)	554,680
127,725	Anglo American PLC (b)	3,090,127
40,988	Ashtead Group PLC (b)	1,476,035
377,681	Babcock International Group PLC (b)	1,218,205
410,225	Barratt Developments PLC (b)	2,515,797
83,910	Bellway PLC (b)	2,543,251
57,799	BHP Group PLC (b)	1,233,093
920,658	BT Group PLC (b)	1,166,125
184,338	Carnival PLC (b)	2,345,174
39,137	Cranswick PLC (b)	1,831,471
253,463	easyJet PLC (b)	1,633,067
55,494	Genus PLC (b)	2,752,036
18,835	Halma PLC (b)	569,041
17,780	Hikma Pharmaceuticals PLC (b)	595,938
1,096,087	ITV PLC (b)	955,520
343,934	J Sainsbury PLC (b)	846,811
4,970	London Stock Exchange Group PLC (b)	570,143
330,034	M&G PLC (b)	678,362
249,272	Meggitt PLC (b) (c)	827,212
26,200	Mondi PLC (b)	553,989
640,954	Natwest Group PLC (b) (c)	877,754
99,996	Pennon Group PLC (b)	1,330,392
56,637	Persimmon PLC (b)	1,804,931
613,252	Quilter PLC (b) (e) (f)	1,014,035
106,433	Royal Dutch Shell PLC, Class B (b)	1,290,719
69,782	Softcat PLC (b)	1,085,069
4,431	Spirax-Sarco Engineering PLC (b)	630,982
1,231,722	Taylor Wimpey PLC (b)	1,722,305
632,550	Tesco PLC (b)	1,735,279
		42,380,028
	Total Common Stocks	335,660,910
	(Cost $313,141,383)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 3.1%
	Belgium – 0.6%
62,495	Warehouses De Pauw CVA (b)	$2,274,264
	France – 0.7%
7,962	Covivio (b)	559,083
13,550	Gecina S.A. (b)	1,786,239
		2,345,322
	Germany – 0.6%
156,777	alstria Office REIT-AG (b)	2,178,449
	Spain – 0.5%
47,351	Inmobiliaria Colonial Socimi S.A. (b)	390,817
178,547	Merlin Properties Socimi S.A. (b)	1,489,275
		1,880,092
	United Kingdom – 0.7%
1,733,262	Assura PLC (b)	1,725,265
47,359	Segro PLC (b)	569,140
		2,294,405
	Total Real Estate Investment Trusts	10,972,532
	(Cost $10,787,857)
MONEY MARKET FUNDS – 0.1%
254,470	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (k) (l)	254,470
	(Cost $254,470)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.1%
$3,930,436	JPMorgan Chase & Co., 0.05% (k), dated 9/30/20, due 10/1/20, with a maturity value of $3,930,441. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 2/28/25. The value of the collateral including accrued interest is $4,007,803. (l)	3,930,436
	(Cost $3,930,436)
	Total Investments – 100.6%	350,818,348
	(Cost $328,114,146) (m)
	Net Other Assets and Liabilities – (0.6)%	(2,207,326)
	Net Assets – 100.0%	$348,611,022

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $341,914,551 or 98.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,063,960 and the total value of the collateral held by the Fund is $4,184,906.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2020 through September 30, 2020), the Fund received 642 PIK shares of Flutter Entertainment PLC.
(h)	This issuer has filed for protection in bankruptcy court.
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(k)	Rate shown reflects yield as of September 30, 2020.
(l)	This security serves as collateral for securities on loan.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $66,221,794 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $43,517,592. The net unrealized appreciation was $22,704,202.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Germany	$ 49,124,269	$ 3,105,870	$ 46,018,399	$ —
Italy	15,861,065	1,613,021	14,248,044	—
Portugal	1,999,643	—	1,999,643	—**
Other Country Categories*	268,675,933	—	268,675,933	—
Real Estate Investment Trusts*	10,972,532	—	10,972,532	—
Money Market Funds	254,470	254,470	—	—
Repurchase Agreements	3,930,436	—	3,930,436	—
Total Investments	$ 350,818,348	$ 4,973,361	$ 345,844,987	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Sector Allocation	% of Total Long-Term Investments
Health Care	15.7%
Industrials	14.7
Materials	13.0
Consumer Discretionary	12.9
Financials	12.0
Consumer Staples	7.3
Information Technology	6.0
Utilities	5.5
Real Estate	5.3
Communication Services	4.4
Energy	3.2
Total	100.0%

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Euro	51.8%
British Pound Sterling	15.9
Swedish Krona	15.4
Swiss Franc	9.4
Danish Krone	4.8
Norwegian Krone	1.5
United States Dollar	1.2
Total	100.0%

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.8%
	Brazil – 55.8%
71,489	Atacadao S.A.	$260,833
8,216	B3 S.A. - Brasil Bolsa Balcao	80,479
10,576	Banco do Brasil S.A.	55,781
56,659	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	314,677
30,168	Cia de Saneamento Basico do Estado de Sao Paulo	251,404
46,647	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	180,993
172,333	Cia Energetica de Minas Gerais (Preference Shares)	309,935
27,567	Cia Paranaense de Energia, Class B (Preference Shares)	304,391
21,947	Cosan S.A.	267,034
67,038	Equatorial Energia S.A.	252,829
88,049	Gerdau S.A. (Preference Shares)	326,113
134,534	Itausa S.A. (Preference Shares)	210,812
43,505	JBS S.A.	160,125
36,894	Klabin S.A.	156,356
16,387	Lojas Americanas S.A. (Preference Shares)	82,841
30,261	Magazine Luiza S.A.	480,650
6,561	Notre Dame Intermedica Participacoes S.A.	76,009
19,018	Petrobras Distribuidora S.A.	68,237
105,420	Petroleo Brasileiro S.A. (Preference Shares)	368,113
72,400	Raia Drogasil S.A.	301,930
8,727	Sul America S.A.	61,584
32,966	Suzano S.A. (b)	267,384
11,930	Telefonica Brasil S.A. (Preference Shares)	92,238
94,844	TIM Participacoes S.A.	220,564
13,650	Vale S.A.	143,673
43,933	WEG S.A.	513,969
		5,808,954
	Chile – 7.6%
163,368	Cencosud S.A. (c)	239,287
53,004	Empresas CMPC S.A.	111,401
1,903,838	Enel Americas S.A. (c)	247,440
1,716,833	Enel Chile S.A. (c)	120,426
25,707	Falabella S.A. (c)	75,297
		793,851
	Colombia – 1.8%
34,692	Grupo de Inversiones Suramericana S.A.	186,922
	Mexico – 30.6%
284,871	America Movil S.A.B. de C.V., Series L	177,920
27,908	Arca Continental S.A.B. de C.V.	120,295
Shares	Description	Value

	Mexico (Continued)
541,235	Cemex S.A.B. de C.V., Series CPO	$205,367
103,082	El Puerto de Liverpool S.A.B. de C.V.	290,904
9,315	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	52,322
22,031	Gruma S.A.B. de C.V., Class B	243,809
154,773	Grupo Bimbo S.A.B. de C.V., Series A	287,966
4,751	Grupo Elektra S.A.B. de C.V.	258,054
41,051	Grupo Financiero Banorte, S.A.B. de C.V., Class O (b)	141,821
78,295	Grupo Financiero Inbursa S.A.B. de C.V., Class O (b)	60,514
152,508	Grupo Mexico S.A.B. de C.V., Series B	388,176
146,609	Grupo Televisa S.A.B., Series CPO (b)	181,210
8,450	Industrias Penoles S.A.B. de C.V.	136,215
36,718	Infraestructura Energetica Nova S.A.B. de C.V.	110,429
111,426	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	176,072
102,272	Orbia Advance Corp S.A.B. de C.V.	178,444
71,793	Wal-Mart de Mexico S.A.B. de C.V.	171,791
		3,181,309
	Total Common Stocks	9,971,036
	(Cost $9,661,609)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.7%
	Mexico – 2.7%
358,834	Fibra Uno Administracion S.A. de C.V.	283,348
	(Cost $559,174)
	Total Investments – 98.5%	10,254,384
	(Cost $10,220,783) (d)
	Net Other Assets and Liabilities – 1.5%	159,380
	Net Assets – 100.0%	$10,413,764

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $682,450 or 6.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,433,567 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,399,966. The net unrealized appreciation was $33,601.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Chile	$ 793,851	$ 111,401	$ 682,450	$ —
Other Country Categories*	9,177,185	9,177,185	—	—
Real Estate Investment Trusts*	283,348	283,348	—	—
Total Investments	$ 10,254,384	$ 9,571,934	$ 682,450	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Utilities	20.4%
Consumer Staples	19.6
Materials	18.7
Financials	10.3
Consumer Discretionary	9.7
Communication Services	6.6
Energy	6.2
Industrials	5.0
Real Estate	2.8
Health Care	0.7
Total	100.0%

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.0%
	Banks – 10.4%
25,979	Banco Bradesco S.A. (Preference Shares)	$89,790
25,091	Banco do Brasil S.A.	132,338
56,018	Banco Inter S.A. (Preference Shares) (a) (b)	186,231
28,789	Banco Santander Brasil S.A.	143,332
140,191	Itausa S.A. (Preference Shares)	219,677
		771,368
	Beverages – 0.6%
19,016	Ambev S.A.	42,462
	Capital Markets – 2.6%
19,523	B3 S.A. - Brasil Bolsa Balcao	191,236
	Containers & Packaging – 0.8%
13,226	Klabin S.A.	56,051
	Diversified Consumer Services – 1.6%
40,678	Cogna Educacao	37,520
15,981	YDUQS Participacoes S.A.	78,000
		115,520
	Diversified Telecommunication Services – 2.3%
22,393	Telefonica Brasil S.A. (Preference Shares)	173,134
	Electric Utilities – 19.2%
43,369	Centrais Eletricas Brasileiras S.A.	234,147
51,437	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	199,578
76,210	Cia Energetica de Minas Gerais (Preference Shares)	137,061
22,105	Cia Paranaense de Energia, Class B (Preference Shares)	244,081
61,742	EDP - Energias do Brasil S.A.	191,408
57,900	Equatorial Energia S.A.	218,366
38,276	Transmissora Alianca de Energia Eletrica S.A.	190,566
		1,415,207
	Electrical Equipment – 3.4%
21,252	WEG S.A.	248,626
	Food & Staples Retailing – 2.0%
36,460	Raia Drogasil S.A.	152,049
	Food Products – 6.8%
25,295	BRF S.A. (c)	82,787
12,713	JBS S.A.	46,792
13,242	M. Dias Branco S.A.	80,547
Shares	Description	Value

	Food Products (Continued)
106,617	Marfrig Global Foods S.A. (c)	$289,519
		499,645
	Health Care Providers & Services – 4.4%
12,975	Hapvida Participacoes e Investimentos S.A. (a) (b)	143,568
15,814	Notre Dame Intermedica Participacoes S.A.	183,205
		326,773
	Household Durables – 2.5%
23,535	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	97,394
13,478	Ez Tec Empreendimentos e Participacoes S.A.	84,575
		181,969
	Insurance – 3.6%
19,720	BB Seguridade Participacoes S.A.	85,223
105,806	IRB Brasil Resseguros S.A.	141,115
5,966	Sul America S.A.	42,101
		268,439
	Internet & Direct Marketing Retail – 2.2%
10,081	B2W Cia Digital (c)	161,521
	IT Services – 1.6%
174,601	Cielo S.A.	122,186
	Metals & Mining – 4.8%
50,385	Gerdau S.A. (Preference Shares)	186,614
36,986	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	66,057
9,617	Vale S.A.	101,224
		353,895
	Multiline Retail – 6.9%
41,779	Lojas Americanas S.A. (Preference Shares)	211,205
18,764	Magazine Luiza S.A.	298,037
		509,242
	Oil, Gas & Consumable Fuels – 3.1%
15,166	Cosan S.A.	184,528
12,478	Petroleo Brasileiro S.A. (Preference Shares)	43,572
		228,100
	Paper & Forest Products – 1.6%
14,617	Suzano S.A. (c)	118,557

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Personal Products – 2.5%
20,217	Natura & Co. Holding S.A.	$184,066
	Pharmaceuticals – 0.6%
8,074	Hypera S.A.	42,872
	Real Estate Management & Development – 0.6%
13,116	Multiplan Empreendimentos Imobiliarios S.A.	45,379
	Road & Rail – 2.7%
19,718	Localiza Rent a Car S.A.	198,974
	Software – 0.7%
11,615	TOTVS S.A.	56,049
	Specialty Retail – 4.9%
24,955	Petrobras Distribuidora S.A.	89,539
87,815	Via Varejo S.A. (c)	271,300
		360,839
	Water Utilities – 2.6%
42,667	Cia de Saneamento do Parana	193,281
	Wireless Telecommunication Services – 3.0%
94,678	TIM Participacoes S.A.	220,177
	Total Investments – 98.0%	7,237,617
	(Cost $7,499,900) (d)
	Net Other Assets and Liabilities – 2.0%	148,221
	Net Assets – 100.0%	$7,385,838

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(b)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $869,005 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,131,288. The net unrealized depreciation was $262,283.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,237,617	$ 7,237,617	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Brazil	98.0%
Total Investments	98.0
Net Other Assets and Liabilities	2.0
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.4%
	Automobiles – 7.6%
2,159,847	BAIC Motor Corp. Ltd., Class H (a) (b) (c)	$883,732
1,443,225	Brilliance China Automotive Holdings Ltd. (a)	1,363,935
2,605,159	Dongfeng Motor Group Co., Ltd., Class H (a)	1,629,544
		3,877,211
	Biotechnology – 3.1%
209,634	Innovent Biologics, Inc. (a) (b) (c) (d)	1,563,282
	Commercial Services & Supplies – 3.0%
1,178,936	China Everbright Environment Group Ltd. (a)	674,040
134,347	Country Garden Services Holdings Co., Ltd. (a)	872,514
		1,546,554
	Communications Equipment – 6.8%
679,898	BYD Electronic International Co., Ltd. (a) (e)	3,450,491
	Construction & Engineering – 2.6%
552,403	China Communications Construction Co., Ltd., Class H (a)	290,488
1,601,066	China State Construction International Holdings Ltd. (a)	1,050,269
		1,340,757
	Construction Materials – 0.7%
292,627	China National Building Material Co., Ltd., Class H (a)	372,937
	Diversified Telecommunication Services – 2.6%
4,446,394	China Telecom Corp., Ltd., Class H (a)	1,335,909
	Electronic Equipment, Instruments & Components – 1.6%
239,774	Kingboard Holdings Ltd. (a)	793,266
	Food Products – 3.2%
138,934	Ausnutria Dairy Corp., Ltd. (a)	221,483
91,134	Yihai International Holding Ltd. (a)	1,431,444
		1,652,927
	Gas Utilities – 4.0%
465,515	Beijing Enterprises Holdings Ltd. (a)	1,403,376
Shares	Description	Value

	Gas Utilities (Continued)
960,134	Kunlun Energy Co., Ltd. (a)	$633,998
		2,037,374
	Health Care Equipment & Supplies – 5.4%
390,534	AK Medical Holdings Ltd. (a) (b) (c) (e)	1,005,064
231,798	Microport Scientific Corp. (a)	926,915
420,532	Shandong Weigao Group Medical Polymer Co., Ltd., Class H (a)	841,410
		2,773,389
	Health Care Technology – 4.7%
533,168	Alibaba Health Information Technology Ltd. (a) (d)	1,311,096
81,874	Ping An Healthcare and Technology Co., Ltd. (a) (b) (c) (d) (e)	1,056,408
		2,367,504
	Independent Power & Renewable Electricity Producers – 3.1%
1,108,970	China Longyuan Power Group Corp., Ltd., Class H (a)	696,765
794,595	China Resources Power Holdings Co., Ltd. (a)	881,293
		1,578,058
	Insurance – 2.5%
251,596	ZhongAn Online P&C Insurance Co., Ltd., Class H (a) (b) (c) (d) (e)	1,260,976
	Internet & Direct Marketing Retail – 3.5%
56,100	Meituan Dianping, Class B (a) (b) (d)	1,767,223
	Life Sciences Tools & Services – 3.0%
47,934	WuXi AppTec Co., Ltd., Class H (a) (b) (c)	693,162
33,883	Wuxi Biologics Cayman, Inc. (a) (b) (c) (d)	830,407
		1,523,569
	Media – 2.1%
138,558	China Literature Ltd. (a) (b) (c) (d) (e)	1,044,937
	Metals & Mining – 5.0%
3,505,413	China Hongqiao Group Ltd. (a)	2,196,057

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
146,514	Shandong Gold Mining Co., Ltd., Class H (a) (b) (c)	$360,706
		2,556,763
	Oil, Gas & Consumable Fuels – 8.5%
4,111,001	China Coal Energy Co., Ltd., Class H (a)	1,007,124
397,827	China Shenhua Energy Co., Ltd., Class H (a)	714,035
1,398,669	CNOOC Ltd. (a)	1,345,349
1,665,596	Yanzhou Coal Mining Co., Ltd., Class H (a)	1,244,692
		4,311,200
	Real Estate Management & Development – 9.7%
102,614	China Overseas Land & Investment Ltd. (a)	259,201
295,336	China Overseas Property Holdings Ltd. (a)	243,203
6,745,734	Gemdale Properties & Investment Corp., Ltd. (a)	1,149,980
1,069,654	Guangzhou R&F Properties Co., Ltd., Class H (a)	1,385,373
926,152	KWG Group Holdings Ltd. (a)	1,595,069
175,506	Logan Group Co., Ltd. (a)	279,264
		4,912,090
	Software – 2.7%
267,332	Kingdee International Software Group Co., Ltd. (a)	697,283
133,916	Kingsoft Corp., Ltd. (a)	674,676
		1,371,959
	Specialty Retail – 4.9%
5,608,402	GOME Retail Holdings Ltd. (a) (d) (e)	742,846
281,091	Zhongsheng Group Holdings Ltd. (a)	1,768,207
		2,511,053
	Technology Hardware, Storage & Peripherals – 1.0%
187,864	Xiaomi Corp., Class B (a) (b) (c) (d)	508,553
	Trading Companies & Distributors – 0.7%
48,702	BOC Aviation Ltd. (a) (b) (c)	333,711
	Transportation Infrastructure – 5.1%
496,327	Beijing Capital International Airport Co., Ltd., Class H (a)	300,094
1,315,869	China Merchants Port Holdings Co., Ltd. (a)	1,351,723
Shares	Description	Value

	Transportation Infrastructure (Continued)
586,502	Shenzhen International Holdings Ltd. (a)	$935,744
		2,587,561
	Wireless Telecommunication Services – 2.3%
184,611	China Mobile Ltd. (a)	1,185,071
	Total Common Stocks	50,564,325
	(Cost $47,773,251)
MONEY MARKET FUNDS – 0.8%
408,368	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (f) (g)	408,368
	(Cost $408,368)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 12.2%
$6,185,709	JPMorgan Chase & Co., 0.05% (f), dated 9/30/20, due 10/1/20, with a maturity value of $6,185,718. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 2/28/25. The value of the collateral including accrued interest is $6,307,471. (g)	6,185,709
	(Cost $6,185,709)
	Total Investments – 112.4%	57,158,402
	(Cost $54,367,328) (h)
	Net Other Assets and Liabilities – (12.4)%	(6,283,967)
	Net Assets – 100.0%	$50,874,435

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $50,564,325 or 99.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $6,330,092 and the total value of the collateral held by the Fund is $6,594,077.
(f)	Rate shown reflects yield as of September 30, 2020.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,472,472 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,681,398. The net unrealized appreciation was $2,791,074.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 50,564,325	$ —	$ 50,564,325	$ —
Money Market Funds	408,368	408,368	—	—
Repurchase Agreements	6,185,709	—	6,185,709	—
Total Investments	$ 57,158,402	$ 408,368	$ 56,750,034	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Cayman Islands	40.3%
China	25.6
Hong Kong	20.7
United States	13.0
Bermuda	12.1
Singapore	0.7
Total Investments	112.4
Net Other Assets and Liabilities	(12.4)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	88.5%
United States Dollar	11.5
Total	100.0%

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.2%
	Air Freight & Logistics – 3.1%
16,000	SG Holdings Co., Ltd. (a)	$832,538
17,900	Yamato Holdings Co., Ltd. (a)	471,530
		1,304,068
	Airlines – 1.3%
28,600	Japan Airlines Co., Ltd. (a) (b)	533,440
	Auto Components – 4.4%
20,000	Bridgestone Corp. (a)	632,183
3,200	Koito Manufacturing Co., Ltd. (a)	163,282
45,100	NGK Spark Plug Co., Ltd. (a)	787,459
22,600	Sumitomo Electric Industries Ltd. (a)	254,416
		1,837,340
	Automobiles – 3.5%
15,100	Honda Motor Co., Ltd. (a)	358,584
43,000	Isuzu Motors Ltd. (a)	376,068
24,700	Subaru Corp. (a)	479,498
16,400	Yamaha Motor Co., Ltd. (a)	238,303
		1,452,453
	Banks – 0.7%
16,200	Fukuoka Financial Group, Inc. (a)	272,288
	Building Products – 0.3%
4,400	AGC, Inc. (a)	129,314
	Chemicals – 6.7%
47,800	Asahi Kasei Corp. (a)	416,990
9,000	Nippon Paint Holdings Co., Ltd. (a)	926,517
28,800	Showa Denko KK (a)	528,619
43,400	Sumitomo Chemical Co., Ltd. (a)	143,653
47,300	Tosoh Corp. (a)	767,963
		2,783,742
	Commercial Services & Supplies – 1.6%
5,800	Dai Nippon Printing Co., Ltd. (a)	117,564
38,700	Toppan Printing Co., Ltd. (a)	547,022
		664,586
	Construction & Engineering – 6.4%
8,800	COMSYS Holdings Corp. (a)	245,550
43,300	Kajima Corp. (a)	521,688
15,700	Kinden Corp. (a)	277,282
10,200	Nippo Corp. (a)	282,105
55,200	Obayashi Corp. (a)	503,937
63,000	Shimizu Corp. (a)	474,274
10,800	Taisei Corp. (a)	365,548
		2,670,384
Shares	Description	Value

	Construction Materials – 1.7%
28,100	Taiheiyo Cement Corp. (a)	$717,492
	Containers & Packaging – 0.3%
3,200	FP Corp. (a)	134,783
	Diversified Financial Services – 1.9%
54,700	Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	254,156
41,800	ORIX Corp. (a)	522,093
		776,249
	Diversified Telecommunication Services – 0.5%
11,100	Nippon Telegraph & Telephone Corp. (a)	226,625
	Electric Utilities – 4.2%
51,600	Chubu Electric Power Co., Inc. (a)	627,635
19,500	Chugoku Electric Power (The) Co., Inc. (a)	243,805
39,900	Kansai Electric Power (The) Co., Inc. (a)	386,706
13,600	Tohoku Electric Power Co., Inc. (a)	136,301
126,400	Tokyo Electric Power Co., Holdings, Inc. (a) (b)	347,621
		1,742,068
	Electronic Equipment, Instruments & Components – 2.0%
11,100	Anritsu Corp. (a) (c)	252,948
13,200	Ibiden Co., Ltd. (a)	449,818
4,300	Taiyo Yuden Co., Ltd. (a) (c)	135,442
		838,208
	Entertainment – 0.9%
7,800	Koei Tecmo Holdings Co., Ltd. (a)	376,306
	Food & Staples Retailing – 8.5%
5,700	Aeon Co., Ltd. (a)	153,335
4,200	Cosmos Pharmaceutical Corp. (a)	731,936
11,400	Kobe Bussan Co., Ltd. (a)	627,811
9,400	Sugi Holdings Co., Ltd. (a)	664,616
900	Tsuruha Holdings, Inc. (a)	127,591
12,700	Welcia Holdings Co., Ltd. (a)	558,227
9,100	Yaoko Co., Ltd. (a)	675,840
		3,539,356
	Food Products – 0.3%
2,300	Toyo Suisan Kaisha Ltd. (a)	121,454

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities – 0.6%
5,200	Toho Gas Co., Ltd. (a)	$257,300
	Health Care Equipment & Supplies – 1.0%
20,100	Olympus Corp. (a)	417,994
	Health Care Technology – 1.4%
9,100	M3, Inc. (a)	562,892
	Household Durables – 3.0%
51,400	Haseko Corp. (a)	677,040
8,400	Iida Group Holdings Co., Ltd. (a)	170,013
29,800	Panasonic Corp. (a)	253,839
6,800	Sekisui House Ltd. (a)	120,501
		1,221,393
	Independent Power & Renewable Electricity Producers – 0.8%
20,400	Electric Power Development Co., Ltd. (a)	314,655
	Industrial Conglomerates – 0.8%
12,200	Toshiba Corp. (a)	311,217
	Interactive Media & Services – 1.7%
106,000	Z Holdings Corp. (a)	708,019
	Internet & Direct Marketing Retail – 1.8%
12,700	Mercari, Inc. (a) (b)	586,910
6,000	ZOZO, Inc. (a)	167,428
		754,338
	IT Services – 13.6%
3,300	Fujitsu Ltd. (a)	450,838
23,300	GMO Internet, Inc. (a)	610,423
3,700	GMO Payment Gateway, Inc. (a)	396,354
13,800	Itochu Techno-Solutions Corp. (a)	523,509
13,400	NEC Corp. (a)	783,817
31,600	NEC Networks & System Integration Corp. (a)	607,428
15,500	NET One Systems Co., Ltd. (a)	704,240
19,100	Nomura Research Institute Ltd. (a)	562,390
1,400	Obic Co., Ltd. (a)	246,208
9,700	Otsuka Corp. (a)	495,683
12,300	TIS, Inc. (a)	261,251
		5,642,141
	Machinery – 1.0%
15,900	Amada Co., Ltd. (a)	148,741
Shares	Description	Value

	Machinery (Continued)
11,100	Mitsubishi Heavy Industries Ltd. (a)	$245,762
		394,503
	Media – 2.1%
7,800	CyberAgent, Inc. (a)	481,662
35,900	Nippon Television Holdings, Inc. (a)	385,999
		867,661
	Oil, Gas & Consumable Fuels – 1.4%
104,600	Inpex Corp. (a)	561,304
	Paper & Forest Products – 1.2%
111,400	Oji Holdings Corp. (a)	511,891
	Pharmaceuticals – 1.7%
9,500	Chugai Pharmaceutical Co., Ltd. (a)	426,317
4,400	JCR Pharmaceuticals Co., Ltd. (a)	129,095
4,300	Ono Pharmaceutical Co., Ltd. (a)	135,252
		690,664
	Professional Services – 1.2%
8,600	Nihon M&A Center, Inc. (a)	492,001
	Real Estate Management & Development – 4.0%
19,600	Aeon Mall Co., Ltd. (a)	275,517
21,900	Daiwa House Industry Co., Ltd. (a)	561,676
7,000	Nomura Real Estate Holdings, Inc. (a)	133,218
18,900	Open House Co., Ltd. (a)	684,738
		1,655,149
	Road & Rail – 0.9%
2,500	Central Japan Railway Co. (a)	358,349
	Software – 1.8%
7,400	Justsystems Corp. (a)	524,146
2,200	Oracle Corp., Japan (a)	237,549
		761,695
	Specialty Retail – 2.2%
47,400	K’s Holdings Corp. (a)	641,700
1,300	Nitori Holdings Co., Ltd. (a)	269,688
		911,388
	Technology Hardware, Storage & Peripherals – 1.1%
28,600	Brother Industries Ltd. (a)	454,952

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors – 6.9%
12,000	ITOCHU Corp. (a)	$307,270
30,700	Mitsubishi Corp. (a)	734,816
34,900	Mitsui & Co., Ltd. (a)	599,680
12,800	MonotaRO Co., Ltd. (a)	635,789
11,100	Sumitomo Corp. (a)	133,805
15,300	Toyota Tsusho Corp. (a)	430,332
		2,841,692
	Wireless Telecommunication Services – 0.7%
4,300	KDDI Corp. (a)	108,152
2,600	SoftBank Group Corp. (a)	160,874
		269,026
	Total Common Stocks	41,080,380
	(Cost $42,428,763)
MONEY MARKET FUNDS – 1.5%
611,230	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	611,230
	(Cost $611,230)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.8%
$341,123	JPMorgan Chase & Co., 0.05% (d), dated 9/30/20, due 10/1/20, with a maturity value of $341,123. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 2/28/25. The value of the collateral including accrued interest is $347,838. (e)	341,123
	(Cost $341,123)
	Total Investments – 101.5%	42,032,733
	(Cost $43,381,116) (f)
	Net Other Assets and Liabilities – (1.5)%	(602,024)
	Net Assets – 100.0%	$41,430,709

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $41,080,380 or 99.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $348,639 and the total value of the collateral held by the Fund is $952,353.
(d)	Rate shown reflects yield as of September 30, 2020.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,463,563 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,811,946. The net unrealized depreciation was $1,348,383.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 41,080,380	$ —	$ 41,080,380	$ —
Money Market Funds	611,230	611,230	—	—
Repurchase Agreements	341,123	—	341,123	—
Total Investments	$ 42,032,733	$ 611,230	$ 41,421,503	$—

*	See Portfolio of Investments for industry breakout.

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Country Allocation†	% of Net Assets
Japan	99.2%
United States	2.3
Total Investments	101.5
Net Other Assets and Liabilities	(1.5)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Air Freight & Logistics – 3.5%
552	Hyundai Glovis Co., Ltd. (a)	$67,872
	Auto Components – 2.2%
219	Hyundai Mobis Co., Ltd. (a)	42,964
	Automobiles – 8.9%
574	Hyundai Motor Co. (a)	87,432
2,186	Kia Motors Corp. (a)	87,663
		175,095
	Banks – 11.1%
2,076	Hana Financial Group, Inc. (a)	49,872
8,671	Industrial Bank of Korea (a)	59,233
1,238	KB Financial Group, Inc. (a)	39,864
1,462	Shinhan Financial Group Co., Ltd. (a)	34,299
4,772	Woori Financial Group, Inc. (a)	34,893
		218,161
	Beverages – 2.5%
1,600	Hite Jinro Co., Ltd. (a)	49,501
	Biotechnology – 5.6%
526	Alteogen, Inc. (a) (b)	80,711
137	Celltrion, Inc. (a) (b)	30,135
		110,846
	Chemicals – 7.7%
1,456	Hanwha Chemical Corp. (a)	47,760
86	LG Chem Ltd. (a)	48,003
336	Lotte Chemical Corp. (a)	56,328
		152,091
	Construction & Engineering – 1.1%
848	Hyundai Engineering & Construction Co., Ltd. (a)	22,013
	Construction Materials – 2.0%
560	POSCO Chemical Co., Ltd. (a)	40,038
	Consumer Finance – 1.3%
1,025	Samsung Card Co., Ltd. (a)	24,747
	Diversified Telecommunication Services – 5.8%
2,975	KT Corp. (a)	58,211
5,743	LG Uplus Corp. (a)	56,423
		114,634
	Electric Utilities – 2.5%
2,874	Korea Electric Power Corp. (a) (c)	50,077
	Electronic Equipment, Instruments & Components – 5.5%
402	LG Innotek Co., Ltd. (a)	53,051
Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
109	Samsung Electro-Mechanics Co., Ltd. (a)	$12,917
116	Samsung SDI Co., Ltd. (a)	42,853
		108,821
	Entertainment – 2.2%
63	NCSoft Corp. (a)	43,415
	Food Products – 4.3%
215	CJ CheilJedang Corp. (a)	72,570
105	Orion Corp. (a)	11,766
		84,336
	Health Care Providers & Services – 1.5%
388	Celltrion Healthcare Co., Ltd. (a) (b)	29,105
	Household Durables – 2.4%
194	Coway Co., Ltd. (a) (c)	13,194
443	LG Electronics, Inc. (a)	34,702
		47,896
	Industrial Conglomerates – 3.4%
197	LG Corp. (a)	12,508
443	Lotte Corp. (a)	10,795
121	Samsung C&T Corp. (a)	10,859
193	SK Holdings Co., Ltd. (a)	32,587
		66,749
	Insurance – 0.8%
313	Samsung Life Insurance Co., Ltd. (a)	16,335
	Interactive Media & Services – 6.0%
210	Kakao Corp. (a)	65,300
210	NAVER Corp. (a)	53,366
		118,666
	Life Sciences Tools & Services – 2.7%
90	Samsung Biologics Co., Ltd. (a) (c) (d) (e)	53,058
	Machinery – 1.1%
4,710	Samsung Heavy Industries Co., Ltd. (a) (c)	21,410
	Metals & Mining – 5.5%
125	Korea Zinc Co., Ltd. (a)	40,343
403	POSCO (a)	67,467
		107,810

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 1.0%
773	GS Holdings Corp. (a)	$20,466
	Personal Products – 0.6%
10	LG Household & Health Care Ltd. (a)	12,340
	Pharmaceuticals – 2.2%
442	Celltrion Pharm, Inc. (a) (b)	42,703
	Road & Rail – 1.4%
178	CJ Logistics Corp. (a) (c)	26,989
	Semiconductors & Semiconductor Equipment – 0.6%
165	SK Hynix, Inc. (a)	11,828
	Software – 1.2%
275	Douzone Bizon Co., Ltd. (a)	24,506
	Technology Hardware, Storage & Peripherals – 0.7%
265	Samsung Electronics Co., Ltd. (a)	13,156
	Tobacco – 1.3%
358	KT&G Corp. (a)	25,283
	Wireless Telecommunication Services – 1.4%
133	SK Telecom Co., Ltd. (a)	27,036
	Total Investments – 100.0%	1,969,947
	(Cost $1,809,932) (f)
	Net Other Assets and Liabilities – (0.0)%	(751)
	Net Assets – 100.0%	$1,969,196

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $1,969,947 or 100.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2020 through September 30, 2020), the Fund received 263 PIK shares of Alteogen, Inc. There were no in-kind distributions received for Celltrion, Inc., Celltrion Healthcare Co., Ltd and Celltrion Pharm, Inc.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $290,201 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $130,186. The net unrealized appreciation was $160,015.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,969,947	$ —	$ 1,969,947	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
South Korea	100.0%
Total Investments	100.0
Net Other Assets and Liabilities	(0.0)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.4%
	Australia – 3.9%
195,783	BlueScope Steel Ltd. (b)	$1,803,909
37,203	Coles Group Ltd. (b)	453,236
3,796	CSL Ltd. (b)	784,128
55,107	Domino’s Pizza Enterprises Ltd. (b)	3,150,858
281,602	Fortescue Metals Group Ltd. (b)	3,308,268
53,556	Northern Star Resources Ltd. (b)	530,689
257,169	Origin Energy Ltd. (b)	796,430
658,714	Santos Ltd. (b)	2,329,072
80,228	Woolworths Group Ltd. (b)	2,097,856
		15,254,446
	Austria – 1.0%
69,921	ams AG (b) (c)	1,580,729
5,563	Mayr Melnhof Karton AG (b)	965,050
49,945	OMV AG (b)	1,366,549
		3,912,328
	Belgium – 1.7%
17,630	Elia Group S.A./N.V. (b)	1,762,446
150,746	Euronav N.V. (b)	1,334,780
6,942	Galapagos N.V. (b) (c)	984,167
8,454	Sofina S.A. (b)	2,307,999
3,982	UCB S.A. (b)	452,250
		6,841,642
	Bermuda – 0.9%
522,754	Kerry Properties Ltd. (b)	1,344,439
756,793	Nine Dragons Paper Holdings Ltd. (b)	955,480
674,715	Yue Yuen Industrial Holdings Ltd. (b)	1,093,503
		3,393,422
	Canada – 9.8%
124,608	Air Canada (c)	1,468,289
153,925	AltaGas Ltd.	1,858,822
115,321	B2Gold Corp.	750,879
18,993	Barrick Gold Corp.	533,467
11,809	Brookfield Asset Management, Inc., Class A	390,751
127,440	Canadian Natural Resources Ltd.	2,042,409
382	Constellation Software, Inc.	424,482
307,034	Cronos Group, Inc. (c) (d)	1,542,606
2,272	Fairfax Financial Holdings, Ltd.	669,033
10,468	Franco-Nevada Corp.	1,462,792
9,758	George Weston Ltd.	717,514
19,390	Hydro One Ltd. (e) (f)	410,939
154,191	Imperial Oil Ltd.	1,845,822
116,542	Inter Pipeline Ltd.	1,143,933
434,195	Kinross Gold Corp.	3,831,468
27,050	Loblaw Cos., Ltd.	1,416,542
54,624	Magna International, Inc.	2,499,523
43,106	Metro, Inc.	2,068,298
34,934	Northland Power, Inc. (d)	1,056,770
47,625	Onex Corp.	2,124,535
Shares	Description	Value

	Canada (Continued)
4,162	Shopify, Inc., Class A (c)	$4,256,208
68,145	Stantec, Inc.	2,069,094
43,690	Suncor Energy, Inc.	533,513
46,042	Teck Resources Ltd., Class B	641,071
5,122	Thomson Reuters Corp.	408,745
24,555	WSP Global, Inc.	1,612,474
125,646	Yamana Gold, Inc.	714,311
		38,494,290
	Cayman Islands – 1.8%
314,870	CK Asset Holdings Ltd. (b)	1,547,188
204,515	CK Hutchison Holdings Ltd. (b)	1,239,310
1,705,222	Lee & Man Paper Manufacturing Ltd. (b)	1,240,749
489,325	Shimao Group Holdings Ltd. (b)	2,041,438
784,379	Sino Biopharmaceutical Ltd. (b)	858,929
		6,927,614
	Denmark – 1.7%
4,560	ALK-Abello A.S. (b) (c)	1,499,322
7,134	Coloplast A.S., Class B (b)	1,130,661
1,704	Genmab A.S. (b) (c)	618,391
15,433	GN Store Nord A.S. (b)	1,162,673
11,467	Novo Nordisk A.S., Class B (b)	794,486
8,484	Vestas Wind Systems A.S. (b)	1,371,070
		6,576,603
	Finland – 1.2%
46,976	Fortum OYJ (b)	949,769
10,201	Neste OYJ (b)	537,182
56,938	Nokian Renkaat OYJ (b)	1,609,525
101,932	Stora Enso OYJ, Class R (b)	1,595,448
		4,691,924
	France – 3.5%
9,973	Arkema S.A. (b)	1,057,380
12,246	BioMerieux (b)	1,916,870
28,348	Cie de Saint-Gobain (b) (c)	1,187,418
11,636	Cie Generale des Etablissements Michelin SCA (b)	1,249,096
98,936	Eutelsat Communications S.A. (b)	963,604
23,040	Faurecia SE (b) (c)	993,126
12,702	Iliad S.A. (b)	2,329,981
6,867	Sartorius Stedim Biotech (b)	2,370,234
3,310	Teleperformance (b)	1,020,480
17,775	TOTAL SE (b) (d)	610,439
		13,698,628
	Germany – 6.4%
33,069	1&1 Drillisch AG (b)	730,917
36,406	BASF SE (b)	2,216,982
13,347	Bayerische Motoren Werke AG (b)	968,687
13,437	Bechtle AG (b)	2,718,889
11,291	Covestro AG (b) (e) (f)	559,921

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
146,769	Deutsche Lufthansa AG (b) (c) (d)	$1,271,279
166,378	E.ON SE (b)	1,833,888
82,369	Evonik Industries AG (b)	2,130,799
8,519	Fraport AG Frankfurt Airport Services Worldwide (b) (c) (d)	335,406
8,041	HeidelbergCement AG (b)	491,352
23,657	Hella GmbH & Co., KGaA (c)	1,193,231
40,609	Porsche Automobil Holding SE (Preference Shares) (b)	2,415,911
65,558	RWE AG (b)	2,455,106
5,655	Sartorius AG (Preference Shares) (b)	2,317,840
52,244	TAG Immobilien AG (b)	1,575,359
76,720	TUI AG (b)	287,921
8,827	Volkswagen AG (Preference Shares) (b)	1,420,364
		24,923,852
	Hong Kong – 1.1%
664,258	Hang Lung Group Ltd. (b)	1,517,878
423,643	Hysan Development Co., Ltd. (b)	1,274,068
697,056	Sun Art Retail Group Ltd. (b)	773,910
52,420	Sun Hung Kai Properties Ltd. (b)	675,512
		4,241,368
	Ireland – 0.1%
6,464	Kingspan Group PLC (b) (c)	588,265
	Israel – 0.3%
14,075	First International Bank Of Israel Ltd. (b)	292,138
216,482	ICL Group Ltd. (b)	764,952
		1,057,090
	Italy – 1.3%
75,382	Buzzi Unicem S.p.A (b)	1,751,392
96,251	Hera S.p.A. (b)	354,907
155,216	Leonardo S.p.A. (b)	906,562
96,347	Pirelli & C S.p.A. (c) (e) (f)	413,667
1,689,346	Telecom Italia S.p.A. (b)	677,097
200,483	Unipol Gruppo S.p.A. (b) (c)	876,107
		4,979,732
	Japan – 29.7%
77,600	Aeon Co., Ltd. (b)	2,087,506
13,800	Aisin Seiki Co., Ltd. (b)	441,519
14,000	ANA Holdings, Inc. (b) (c)	323,828
145,850	Asahi Kasei Corp. (b)	1,272,342
26,700	Benesse Holdings, Inc. (b) (d)	687,229
33,500	Bridgestone Corp. (b)	1,058,907
44,900	Brother Industries Ltd. (b)	714,242
48,800	Chubu Electric Power Co., Inc. (b)	593,577
35,700	Chugai Pharmaceutical Co., Ltd. (b)	1,602,055
Shares	Description	Value

	Japan (Continued)
73,800	Chugoku Electric Power (The) Co., Inc. (b)	$922,708
26,400	COMSYS Holdings Corp. (b)	736,651
14,500	Cosmos Pharmaceutical Corp. (b)	2,526,922
8,300	CyberAgent, Inc. (b)	512,538
5,300	Daifuku Co., Ltd. (b)	534,968
14,500	Daiichi Sankyo Co., Ltd. (b)	445,118
9,500	Eisai Co., Ltd. (b)	867,657
201,200	ENEOS Holdings, Inc. (b)	717,855
10,000	FP Corp. (b)	421,197
103,300	Fuji Media Holdings, Inc. (b)	994,768
11,500	Fujitsu Ltd. (b)	1,571,103
51,900	Fukuoka Financial Group, Inc. (b) (d)	872,331
128,600	Haseko Corp. (b)	1,693,918
192,100	Hino Motors Ltd. (b)	1,246,482
30,660	Honda Motor Co., Ltd. (b)	728,092
156,100	Isuzu Motors Ltd. (b)	1,365,215
82,900	ITOCHU Corp. (b)	2,122,724
48,200	Itochu Techno-Solutions Corp. (b)	1,828,489
93,516	Japan Airlines Co., Ltd. (b) (c)	1,744,237
63,200	JCR Pharmaceuticals Co., Ltd. (b)	1,854,278
264,700	JFE Holdings, Inc. (b) (c)	1,853,371
55,500	JSR Corp. (b)	1,319,132
7,400	Justsystems Corp. (b)	524,146
33,500	Kajima Corp. (b)	403,615
46,700	KDDI Corp. (b)	1,174,578
69,800	Kinden Corp. (b) (d)	1,232,756
43,500	Kobe Bussan Co., Ltd. (b) (d)	2,395,595
20,300	Koito Manufacturing Co., Ltd. (b)	1,035,822
20,600	Kusuri no Aoki Holdings Co., Ltd. (b)	1,677,010
15,500	Kyowa Exeo Corp. (b) (d)	404,751
29,300	Lasertec Corp. (b)	2,408,428
12,300	Lawson, Inc. (b)	586,496
11,300	M3, Inc. (b)	698,976
68,900	Marubeni Corp. (b)	391,173
8,900	Matsumotokiyoshi Holdings Co., Ltd. (b) (d)	324,511
195,300	Mazda Motor Corp. (b)	1,145,579
40,400	Mitsubishi Heavy Industries Ltd. (b)	894,485
121,700	Mitsubishi Motors Corp. (b) (c)	268,729
24,200	Mitsui & Co., Ltd. (b)	415,824
19,200	Miura Co., Ltd. (b)	941,741
25,500	MonotaRO Co., Ltd. (b)	1,266,610
48,900	NGK Spark Plug Co., Ltd. (b)	853,808
48,700	Nichirei Corp. (b)	1,287,900
36,600	Nihon Kohden Corp. (b)	1,203,829
37,200	Nikon Corp. (b) (d)	251,013
78,200	Nippo Corp. (b)	2,162,808

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
19,600	Nippon Paint Holdings Co., Ltd. (b)	$2,017,748
201,100	Nippon Steel Corp. (b) (c)	1,898,472
43,116	Nippon Telegraph & Telephone Corp. (b)	880,286
325,400	Nomura Holdings, Inc. (b)	1,487,056
65,000	Nomura Research Institute Ltd. (b)	1,913,892
43,900	NTT DOCOMO, Inc. (b)	1,613,155
120,300	Obayashi Corp. (b)	1,098,254
47,600	Olympus Corp. (b)	989,877
16,700	Open House Co., Ltd. (b)	605,033
56,800	ORIX Corp. (b)	709,447
36,500	Osaka Gas Co., Ltd. (b)	710,622
39,700	Otsuka Corp. (b)	2,028,724
13,700	PALTAC Corp. (b)	692,952
72,300	Pan Pacific International Holdings Corp. (b)	1,683,743
45,000	Panasonic Corp. (b)	383,313
95,100	Seino Holdings Co., Ltd. (b) (d)	1,379,753
132,000	Shimizu Corp. (b)	993,716
25,400	SHO-BOND Holdings Co., Ltd. (b)	1,267,483
83,100	Showa Denko KK (b)	1,525,287
11,200	Sony Corp. (b)	858,391
7,600	Square Enix Holdings Co., Ltd. (b)	502,978
17,400	Stanley Electric Co., Ltd. (b)	501,453
32,200	Sugi Holdings Co., Ltd. (b)	2,276,663
115,800	Sumitomo Chemical Co., Ltd. (b)	383,296
89,900	Sumitomo Corp. (b)	1,083,699
32,700	Sumitomo Electric Industries Ltd. (b)	368,114
76,300	Sumitomo Heavy Industries Ltd. (b) (d)	1,775,185
21,400	Sundrug Co., Ltd. (b)	806,672
80,400	Taiheiyo Cement Corp. (b)	2,052,895
10,900	Taisei Corp. (b)	368,933
25,600	Taiyo Yuden Co., Ltd. (b) (d)	806,351
49,300	Tobu Railway Co., Ltd. (b)	1,523,457
30,300	Toho Gas Co., Ltd. (b)	1,499,269
35,700	Tohoku Electric Power Co., Inc. (b)	357,789
493,700	Tokyo Electric Power Co., Holdings, Inc. (b) (c)	1,357,758
14,500	Tokyo Gas Co., Ltd. (b)	330,897
89,700	Toppan Printing Co., Ltd. (b)	1,267,902
151,080	Tosoh Corp. (b) (d)	2,452,936
21,300	Toyo Suisan Kaisha Ltd. (b)	1,124,773
13,100	Tsuruha Holdings, Inc. (b)	1,857,148
50,100	Welcia Holdings Co., Ltd. (b)	2,202,140
113,800	Yamaha Motor Co., Ltd. (b)	1,653,591
82,400	Yamazaki Baking Co., Ltd. (b)	1,436,314
27,600	Yaoko Co., Ltd. (b) (d)	2,049,801
Shares	Description	Value

	Japan (Continued)
110,800	Yokohama Rubber (The) Co., Ltd. (b)	$1,577,282
107,000	Z Holdings Corp. (b)	714,699
		116,680,341
	Jersey – 1.4%
669,612	Man Group PLC (b)	992,629
100,762	Polymetal International PLC (b)	2,195,523
60,251	Wizz Air Holdings PLC (b) (c) (e) (f)	2,415,143
		5,603,295
	Luxembourg – 1.1%
275,937	Aroundtown S.A. (b) (c)	1,385,164
2,788	Eurofins Scientific SE (b) (c)	2,208,561
168,900	Tenaris S.A. (b)	841,472
		4,435,197
	Netherlands – 1.5%
1,223	Adyen N.V. (b) (c) (e) (f)	2,255,804
13,779	ASM International N.V. (b)	1,975,122
44,279	Koninklijke Ahold Delhaize N.V. (b)	1,308,796
26,132	SBM Offshore N.V. (b)	416,848
		5,956,570
	New Zealand – 0.7%
135,297	a2 Milk (The) Co., Ltd. (b) (c)	1,376,984
57,417	Fisher & Paykel Healthcare Corp., Ltd. (b)	1,267,224
		2,644,208
	Norway – 0.6%
121,988	Orkla ASA (b)	1,231,161
24,843	TOMRA Systems ASA (b)	1,076,203
		2,307,364
	Portugal – 0.4%
81,454	Banco Espirito Santo S.A. (c) (g) (h) (i)	0
95,545	Jeronimo Martins SGPS S.A. (b)	1,536,399
		1,536,399
	Singapore – 0.8%
49,800	Jardine Cycle & Carriage Ltd. (b)	661,026
171,200	Singapore Airlines Ltd. (b)	438,114
2,956,600	Yangzijiang Shipbuilding Holdings Ltd. (b)	2,159,755
		3,258,895
	South Korea – 8.9%
23,691	Celltrion Healthcare Co., Ltd. (b) (j)	1,777,113
5,567	Celltrion, Inc. (b) (j)	1,224,540
6,253	CJ Logistics Corp. (b) (c)	948,123
3,999	E-MART, Inc. (b)	483,164

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
34,646	GS Holdings Corp. (b)	$917,290
18,417	Hana Financial Group, Inc. (b)	442,433
18,766	Hyundai Glovis Co., Ltd. (b)	2,307,389
10,032	Hyundai Mobis Co., Ltd. (b)	1,968,117
9,592	Hyundai Motor Co. (b)	1,461,055
56,740	Industrial Bank of Korea (b)	387,597
13,663	Kakao Corp. (b)	4,248,559
65,387	Kia Motors Corp. (b)	2,622,145
64,231	KT Corp. (b)	1,256,792
118,057	LG Uplus Corp. (b)	1,159,870
6,613	Lotte Chemical Corp. (b)	1,108,627
7,498	NAVER Corp. (b)	1,905,400
11,086	Orion Corp. (b)	1,242,204
7,919	POSCO (b)	1,325,750
3,525	Samsung Biologics Co., Ltd. (b) (c) (e) (f)	2,078,120
7,070	Samsung SDI Co., Ltd. (b)	2,611,788
15,303	Seegene, Inc. (b) (d)	3,450,555
		34,926,631
	Spain – 1.1%
670,697	Banco de Sabadell S.A. (b)	232,787
33,800	Ebro Foods S.A. (b)	786,360
30,403	Grifols S.A. (b)	874,242
432,961	International Consolidated Airlines Group S.A. (b)	528,785
68,643	Siemens Gamesa Renewable Energy S.A. (b)	1,857,625
		4,279,799
	Sweden – 7.8%
10,236	Atlas Copco AB, Class A (b)	488,040
50,672	Axfood AB (b)	1,160,726
75,351	Boliden AB (b)	2,235,712
44,644	Essity AB, Class B (b) (c)	1,507,238
50,522	Evolution Gaming Group AB (b) (e) (f)	3,338,146
26,865	Fabege AB (b)	371,536
89,546	Getinge AB, Class B (b)	1,948,420
50,077	Holmen AB, Class B (b)	1,858,106
8,189	ICA Gruppen AB (b) (d)	416,016
88,204	Industrivarden AB, Class A (b) (c)	2,385,104
37,357	Investor AB, Class B (b)	2,440,150
105,332	Kinnevik AB, Class B (b)	4,275,253
33,549	L E Lundbergforetagen AB, Class B (b) (c)	1,657,626
47,238	Nibe Industrier AB, Class B (b) (c)	1,214,068
169,997	Svenska Cellulosa AB SCA, Class B (b) (c)	2,330,565
24,051	Swedish Match AB (b)	1,966,572
84,368	Telefonaktiebolaget LM Ericsson, Class B (b)	923,259
		30,516,537
Shares	Description	Value

	Switzerland – 3.0%
5,152	Bachem Holding AG, Class B (b)	$2,186,498
16,803	BKW AG (b)	1,789,414
20,215	Galenica AG (b) (e) (f)	1,405,686
221	Givaudan S.A. (b)	954,236
9,443	LafargeHolcim Ltd. (b)	429,841
2,488	Lonza Group AG (b)	1,535,433
1,063	Roche Holding AG (b)	364,121
4,172	Sika AG (b)	1,024,442
2,296	Tecan Group AG (b)	1,141,837
2,913	Zurich Insurance Group AG (b)	1,015,808
		11,847,316
	United Kingdom – 4.7%
175,460	3i Group PLC (b)	2,253,140
78,509	Anglo American PLC (b)	1,899,415
217,643	Babcock International Group PLC (b)	702,005
252,155	Barratt Developments PLC (b)	1,546,397
64,471	Bellway PLC (b)	1,954,069
472,189	BT Group PLC (b)	598,085
141,636	Carnival PLC (b)	1,801,913
22,554	Cranswick PLC (b)	1,055,446
194,747	easyJet PLC (b)	1,254,759
34,112	Genus PLC (b)	1,691,669
25,648	Pennon Group PLC (b)	341,233
81,777	Royal Dutch Shell PLC, Class B (b)	991,714
946,386	Taylor Wimpey PLC (b)	1,323,322
364,512	Tesco PLC (b)	999,968
		18,413,135
	Total Common Stocks	377,986,891
	(Cost $354,279,661)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.1%
	Australia – 0.6%
247,833	Dexus (b)	1,587,350
155,343	GPT (The) Group (b)	437,010
269,819	Mirvac Group (b)	422,968
		2,447,328
	Belgium – 0.3%
36,014	Warehouses De Pauw CVA (b)	1,310,591
	Canada – 0.5%
46,079	Canadian Apartment Properties REIT	1,607,427
30,459	RioCan Real Estate Investment Trust (d)	321,620
		1,929,047
	France – 0.3%
7,808	Gecina S.A. (b)	1,029,295
	Germany – 0.4%
120,458	alstria Office REIT-AG (b)	1,673,789

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Hong Kong – 0.3%
121,978	Link REIT (b)	$999,535
	Singapore – 0.3%
805,100	Mapletree Commercial Trust (b)	1,156,584
	Spain – 0.2%
91,571	Merlin Properties Socimi S.A. (b)	763,801
	United Kingdom – 0.2%
998,806	Assura PLC (b)	994,198
	Total Real Estate Investment Trusts	12,304,168
	(Cost $11,799,782)
MONEY MARKET FUNDS – 0.5%
1,827,325	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (k) (l)	1,827,325
	(Cost $1,827,325)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 3.2%
$12,443,975	JPMorgan Chase & Co., 0.05% (k), dated 9/30/20, due 10/1/20, with a maturity value of $12,677,645. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 2/28/25. The value of the collateral including accrued interest is $12,688,927. (l)	12,443,975
	(Cost $12,443,975)
	Total Investments – 103.2%	404,562,359
	(Cost $380,350,743) (m)
	Net Other Assets and Liabilities – (3.2)%	(12,356,770)
	Net Assets – 100.0%	$392,205,589

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $348,260,824 or 88.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $12,724,641 and the total value of the collateral held by the Fund is $14,271,300.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	This issuer has filed for protection in bankruptcy court.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2020 through September 30, 2020).
(k)	Rate shown reflects yield as of September 30, 2020.
(l)	This security serves as collateral for securities on loan.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $65,352,672 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $41,141,056. The net unrealized appreciation was $24,211,616.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 38,494,290	$ 38,494,290	$ —	$ —
Germany	24,923,852	1,193,231	23,730,621	—
Italy	4,979,732	413,667	4,566,065	—
Portugal	1,536,399	—	1,536,399	—**
Other Country Categories*	308,052,618	—	308,052,618	—
Real Estate Investment Trusts:
Canada	1,929,047	1,929,047	—	—
Other Country Categories*	10,375,121	—	10,375,121	—
Money Market Funds	1,827,325	1,827,325	—	—
Repurchase Agreements	12,443,975	—	12,443,975	—
Total Investments	$ 404,562,359	$ 43,857,560	$ 360,704,799	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Sector Allocation	% of Total Long-Term Investments
Materials	14.8%
Industrials	14.0
Consumer Discretionary	13.1
Health Care	12.1
Consumer Staples	11.6
Information Technology	7.3
Financials	6.6
Real Estate	6.3
Communication Services	5.2
Utilities	4.8
Energy	4.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	28.8%
Euro	19.3
Canadian Dollar	10.0
South Korean Won	8.6
Swedish Krona	7.5
British Pound Sterling	6.4
Australian Dollar	4.4
Hong Kong Dollar	3.9
United States Dollar	3.5
Swiss Franc	3.3
Danish Krone	1.6
Singapore Dollar	1.1
New Zealand Dollar	0.7
Norwegian Krone	0.6
Israeli Shekel	0.3
Total	100.0%

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.7%
	Bermuda – 3.8%
1,703,576	Alibaba Health Information Technology Ltd. (b) (c)	$4,189,207
4,495,909	Brilliance China Automotive Holdings Ltd. (b)	4,248,908
21,403,091	Gemdale Properties & Investment Corp., Ltd. (b)	3,648,695
4,876,669	Kunlun Energy Co., Ltd. (b)	3,220,173
		15,306,983
	Brazil – 7.3%
358,231	Atacadao S.A.	1,307,031
709,788	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	3,942,073
94,481	Cia de Saneamento Basico do Estado de Sao Paulo	787,356
194,790	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	755,796
1,727,113	Cia Energetica de Minas Gerais (Preference Shares)	3,106,152
138,137	Cia Paranaense de Energia, Class B (Preference Shares)	1,525,290
68,734	Cosan S.A.	836,303
209,952	Equatorial Energia S.A.	791,820
367,678	Gerdau S.A. (Preference Shares)	1,361,795
421,341	Itausa S.A. (Preference Shares)	660,233
94,772	Magazine Luiza S.A.	1,505,309
1,320,643	Petroleo Brasileiro S.A. (Preference Shares)	4,611,515
544,206	Raia Drogasil S.A.	2,269,503
103,246	Suzano S.A. (c)	837,418
891,115	TIM Participacoes S.A.	2,072,323
220,146	WEG S.A.	2,575,472
		28,945,389
	Cayman Islands – 23.6%
1,624,433	AK Medical Holdings Ltd. (b) (d) (e)	4,180,582
1,795,348	Ausnutria Dairy Corp., Ltd. (b) (f)	2,862,079
478,916	China Conch Venture Holdings Ltd. (b)	2,227,962
8,366,625	China Hongqiao Group Ltd. (b)	5,241,489
2,701,878	China Lesso Group Holdings Ltd. (b)	4,906,975
3,784,491	China Overseas Property Holdings Ltd. (b)	3,116,454
3,848,813	China Yuhua Education Corp Ltd. (b) (d) (e)	3,303,344
876,679	Country Garden Services Holdings Co., Ltd. (b)	5,693,573
2,349,855	Greentown Service Group Co., Ltd. (b) (d)	2,912,006
Shares	Description	Value

	Cayman Islands (Continued)
506,465	Innovent Biologics, Inc. (b) (c) (d) (e)	$3,776,809
1,247,685	Kingboard Holdings Ltd. (b)	4,127,830
876,983	Kingsoft Corp., Ltd. (b)	4,418,290
757,685	Koolearn Technology Holding Ltd. (b) (c) (d) (e) (f)	3,255,418
2,505,613	KWG Group Holdings Ltd. (b)	4,315,303
1,846,671	Logan Group Co., Ltd. (b)	2,938,408
731,222	Longfor Group Holdings Ltd. (b) (d) (e)	4,143,236
944,368	Microport Scientific Corp. (b) (f)	3,776,343
305,559	Ping An Healthcare and Technology Co., Ltd. (b) (c) (d) (e) (f)	3,942,585
2,442,594	Powerlong Real Estate Holdings Ltd. (b)	1,841,392
43,526	Silergy Corp. (b)	2,580,522
2,126,674	Times China Holdings Ltd. (b)	2,966,016
164,843	Wuxi Biologics Cayman, Inc. (b) (c) (d) (e)	4,039,984
376,007	Yihai International Holding Ltd. (b)	5,905,950
231,671	Zhen Ding Technology Holding Ltd. (b)	1,016,888
1,018,755	Zhongsheng Group Holdings Ltd. (b)	6,408,493
		93,897,931
	Chile – 0.8%
682,195	Cencosud S.A. (b)	999,218
17,887,635	Enel Americas S.A. (b)	2,324,842
		3,324,060
	China – 14.1%
736,324	A-Living Services Co., Ltd., Class H (b) (d) (e)	3,767,181
8,121,173	Angang Steel Co., Ltd., Class H (b) (f)	2,183,871
512,591	Anhui Conch Cement Co., Ltd., Class H (b)	3,550,354
7,171,350	BAIC Motor Corp. Ltd., Class H (b) (d) (e)	2,934,258
3,352,924	Beijing Capital International Airport Co., Ltd., Class H (b)	2,027,275
272,637	BYD Co., Ltd. (b) (f)	4,396,606
7,705,420	China Coal Energy Co., Ltd., Class H (b) (f)	1,887,693
3,939,676	China Communications Services Corp., Ltd., Class H (b)	2,325,812
3,888,638	China Longyuan Power Group Corp., Ltd., Class H (b)	2,443,229
2,876,185	China Minsheng Banking Corp., Ltd., Class H (b)	1,511,279
3,259,853	China National Building Material Co., Ltd., Class H (b)	4,154,507

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
4,335,787	China Petroleum & Chemical Corp., Class H (b)	$1,750,654
2,544,752	China Railway Construction Corp., Ltd., Class H (b)	1,760,220
1,122,495	China Shenhua Energy Co., Ltd., Class H (b)	2,014,696
9,399,614	China Telecom Corp., Ltd., Class H (b)	2,824,093
3,972,510	COSCO SHIPPING Energy Transportation Co., Ltd., Class H (b)	1,656,981
5,403,311	Dongfeng Motor Group Co., Ltd., Class H (b)	3,379,807
1,688,527	Shandong Weigao Group Medical Polymer Co., Ltd., Class H (b)	3,378,443
4,541,195	Yanzhou Coal Mining Co., Ltd., Class H (b)	3,393,614
215,755	ZhongAn Online P&C Insurance Co., Ltd., Class H (b) (c) (d) (e) (f)	1,081,344
3,916,350	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H (b)	3,783,910
		56,205,827
	Colombia – 0.2%
144,866	Grupo de Inversiones Suramericana S.A.	780,543
	Hong Kong – 5.9%
970,668	Beijing Enterprises Holdings Ltd. (b)	2,926,248
1,280,290	BYD Electronic International Co., Ltd. (b) (f)	6,497,489
3,723,164	China Everbright Environment Group Ltd. (b)	2,128,667
3,115,979	China Merchants Port Holdings Co., Ltd. (b)	3,200,882
383,080	China Mobile Ltd. (b)	2,459,100
2,586,689	China Resources Power Holdings Co., Ltd. (b)	2,868,920
3,396,155	CNOOC Ltd. (b)	3,266,687
		23,347,993
	Hungary – 1.3%
485,400	MOL Hungarian Oil & Gas PLC (b) (c)	2,642,094
113,784	Richter Gedeon Nyrt (b)	2,401,774
		5,043,868
	India – 2.8%
23,549	Hindustan Unilever Ltd. (b)	661,791
1,474,112	JSW Steel Ltd (b)	5,577,980
999,578	Tata Steel Ltd. (b)	4,898,857
		11,138,628
Shares	Description	Value

	Indonesia – 2.4%
5,959,151	Astra International Tbk PT (b)	$1,794,247
3,041,975	Bank Negara Indonesia Persero Tbk PT (b)	912,507
565,467	Gudang Garam Tbk PT (b) (c)	1,523,643
3,437,972	United Tractors Tbk PT (b)	5,282,219
		9,512,616
	Isle Of Man (U.K.) – 0.7%
678,199	NEPI Rockcastle PLC (b)	2,794,254
	Malaysia – 2.2%
2,462,200	Genting Bhd (b)	1,889,538
4,593,700	Genting Malaysia Bhd (b)	2,302,981
415,900	QL Resources Bhd (b)	982,419
820,700	Telekom Malaysia Bhd (b)	817,538
1,431,500	Top Glove Corp. Bhd (b)	2,870,171
		8,862,647
	Mexico – 3.3%
3,390,139	Cemex S.A.B. de C.V., Series CPO	1,286,356
1,291,357	El Puerto de Liverpool S.A.B. de C.V.	3,644,288
484,727	Grupo Bimbo S.A.B. de C.V., Series A	901,869
35,712	Grupo Elektra S.A.B. de C.V.	1,939,720
1,528,430	Grupo Mexico S.A.B. de C.V., Series B	3,890,285
612,212	Grupo Televisa S.A.B., Series CPO (c)	756,699
299,792	Wal-Mart de Mexico S.A.B. de C.V.	717,364
		13,136,581
	Philippines – 0.6%
37,550	Globe Telecom, Inc. (b)	1,610,639
32,095	PLDT, Inc. (b)	882,007
		2,492,646
	Poland – 5.1%
20,471	CD Projekt S.A. (b) (c)	2,216,556
73,020	Dino Polska S.A. (b) (c) (d) (e)	4,295,452
114,120	Grupa Lotos S.A. (b)	1,017,917
197,869	KGHM Polska Miedz S.A. (b) (c)	6,055,171
265,631	Polski Koncern Naftowy ORLEN S.A. (b)	3,152,537
2,580,640	Polskie Gornictwo Naftowe i Gazownictwo S.A. (b)	3,376,159
		20,113,792
	Russia – 6.5%
1,723,668	Alrosa PJSC (b)	1,634,910
1,728,968,055	Federal Grid Co. Unified Energy System PJSC (b)	4,387,670
56,542,260	Inter RAO UES PJSC (b)	4,075,289
34,764	Magnit PJSC (b)	2,221,039

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Russia (Continued)
8,556	MMC Norilsk Nickel PJSC (b)	$2,066,744
744,445	Mobile TeleSystems PJSC (b)	3,244,967
69,035	PhosAgro PJSC, GDR (b) (d)	829,845
1,504,482	Rostelecom PJSC (b)	1,903,775
274,802,644	RusHydro PJSC (b)	2,684,458
128,470	Severstal PAO (b)	1,637,320
201,469	Tatneft PJSC (b)	1,195,276
		25,881,293
	South Africa – 3.4%
98,752	Clicks Group Ltd. (b)	1,307,337
551,549	Gold Fields Ltd. (b)	6,747,433
525,904	MTN Group Ltd. (b)	1,764,480
30,541,536	RMB Holdings Ltd. (b) (c)	2,109,445
203,588	Shoprite Holdings Ltd.	1,660,913
		13,589,608
	Taiwan – 7.9%
528,721	Accton Technology Corp. (b)	4,090,547
1,093,673	Asia Cement Corp. (b)	1,575,828
2,490,793	Compal Electronics, Inc. (b)	1,647,291
959,274	E. Sun Financial Holding Co., Ltd. (b)	854,316
1,910,896	Far Eastern New Century Corp. (b)	1,678,751
435,260	Foxconn Technology Co., Ltd. (b)	778,111
308,231	Hon Hai Precision Industry Co., Ltd. (b)	828,683
43,880	Hotai Motor Co., Ltd. (b)	982,196
2,774,080	Inventec Corp. (b)	2,160,981
485,803	Micro-Star International Co., Ltd. (b)	2,242,745
742,944	Pegatron Corp. (b)	1,649,640
3,359,900	Pou Chen Corp. (b)	3,051,740
715,793	Quanta Computer, Inc. (b)	1,879,636
295,817	Realtek Semiconductor Corp. (b)	3,791,884
3,156,829	United Microelectronics Corp. (b)	3,113,826
879,402	Wistron Corp. (b)	912,002
		31,238,177
	Thailand – 2.4%
788,200	Gulf Energy Development PCL	758,662
1,731,900	PTT Exploration & Production PCL	4,317,794
2,299,700	PTT Global Chemical PCL	2,848,543
1,520,700	PTT PCL (b)	1,540,960
		9,465,959
	Turkey – 4.4%
1,989,483	Aselsan Elektronik Sanayi Ve Ticaret A.S. (b)	4,977,560
468,114	BIM Birlesik Magazalar A.S. (b)	4,197,187
2,536,303	Enka Insaat ve Sanayi A.S. (b)	2,314,905
Shares	Description	Value

	Turkey (Continued)
1,875,571	Eregli Demir ve Celik Fabrikalari T.A.S. (b)	$2,298,887
626,860	Haci Omer Sabanci Holding A.S. (b)	673,451
762,204	Turkcell Iletisim Hizmetleri A.S. (b)	1,485,667
1,989,483	Turkiye Is Bankasi A.S., Class C (b) (c)	1,377,351
		17,325,008
	Total Common Stocks	392,403,803
	(Cost $378,169,413)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.9%
	Mexico – 0.9%
4,495,263	Fibra Uno Administracion S.A. de C.V.	3,549,614
	(Cost $6,341,073)
RIGHTS (a) – 0.0%
	Thailand – 0.0%
81,500	Gulf Energy Development PCL, expiring 10/02/20 (c) (g) (h)	1,286
	(Cost $0)
MONEY MARKET FUNDS – 0.3%
1,148,433	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (i) (j)	1,148,433
	(Cost $1,148,433)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 4.3%
$16,958,577	JPMorgan Chase & Co., 0.05% (i), dated 9/30/20, due 10/1/20, with a maturity value of $16,985,600. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 2/28/25. The value of the collateral including accrued interest is $17,292,396. (j)	16,958,577
	(Cost $16,958,577)
	Total Investments – 104.2%	414,061,713
	(Cost $402,617,496) (k)
	Net Other Assets and Liabilities – (4.2)%	(16,572,795)
	Net Assets – 100.0%	$397,488,918

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $339,955,378 or 85.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $17,361,440 and the total value of the collateral held by the Fund is $18,107,010.
(g)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $1,286 or 0.0% of net assets.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	Rate shown reflects yield as of September 30, 2020.
(j)	This security serves as collateral for securities on loan.
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $65,194,278 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $53,750,061. The net unrealized appreciation was $11,444,217.

GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 28,945,389	$ 28,945,389	$ —	$ —
Colombia	780,543	780,543	—	—
Mexico	13,136,581	13,136,581	—	—
South Africa	13,589,608	1,660,913	11,928,695	—
Other Country Categories*	335,951,682	—	335,951,682	—
Real Estate Investment Trusts*	3,549,614	3,549,614	—	—
Rights*	1,286	—	1,286	—
Money Market Funds	1,148,433	1,148,433	—	—
Repurchase Agreements	16,958,577	—	16,958,577	—
Total Investments	$ 414,061,713	$ 49,221,473	$ 364,840,240	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	14.8%
Industrials	11.7
Consumer Discretionary	10.9
Energy	10.6
Information Technology	10.5
Utilities	9.3
Health Care	8.2
Consumer Staples	8.0
Real Estate	7.4
Communication Services	5.6
Financials	3.0
Total	100.0%

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	44.7%
New Taiwan Dollar	8.4
Brazilian Real	7.0
Russian Ruble	6.0
Polish Zloty	4.9
United States Dollar	4.6
Turkish Lira	4.2
Mexican Peso	4.0
South African Rand	4.0
Indian Rupee	2.7
Indonesian Rupiah	2.3
Thai Baht	2.3
Malaysian Ringgit	2.1
Hungarian Forint	1.2
Chilean Peso	0.8
Philippine Peso	0.6
Colombian Peso	0.2
Total	100.0%

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.3%
	Air Freight & Logistics – 1.8%
31,840	Deutsche Post AG (a)	$1,444,758
	Airlines – 1.3%
115,903	Deutsche Lufthansa AG (a) (b) (c)	1,003,925
	Auto Components – 0.9%
14,236	Hella GmbH & Co., KGaA (c)	718,047
	Automobiles – 11.4%
36,480	Bayerische Motoren Werke AG (a)	2,647,615
14,337	Daimler AG (a)	773,411
50,645	Porsche Automobil Holding SE (Preference Shares) (a)	3,012,972
15,361	Volkswagen AG (Preference Shares) (a)	2,471,758
		8,905,756
	Banks – 1.6%
261,256	Commerzbank AG (a) (c)	1,284,789
	Capital Markets – 3.4%
244,896	Deutsche Bank AG (a) (c)	2,064,329
3,218	Deutsche Boerse AG (a)	564,181
		2,628,510
	Chemicals – 8.8%
51,945	BASF SE (a)	3,163,247
15,309	Covestro AG (a) (d) (e)	759,174
114,595	Evonik Industries AG (a)	2,964,451
		6,886,872
	Construction Materials – 3.4%
43,601	HeidelbergCement AG (a)	2,664,278
	Diversified Financial Services – 5.3%
6,576	Hypoport AG (a) (c)	4,119,284
	Diversified Telecommunication Services – 3.4%
68,709	United Internet AG (a)	2,627,625
	Electrical Equipment – 2.8%
15,562	Varta AG (a) (b) (c)	2,171,591
	Health Care Equipment & Supplies – 3.7%
7,084	Sartorius AG (Preference Shares) (a)	2,903,551
	Health Care Providers & Services – 2.2%
20,375	Fresenius Medical Care AG & Co., KGaA (a)	1,722,436
	Industrial Conglomerates – 0.8%
6,712	Rheinmetall AG (a)	601,986
Shares	Description	Value

	Internet & Direct Marketing Retail – 10.6%
22,788	Delivery Hero SE (a) (c) (d) (e)	$2,614,679
81,435	Rocket Internet SE (a) (c) (d) (e)	1,783,243
41,271	Zalando SE (a) (c) (d) (e)	3,855,946
		8,253,868
	IT Services – 4.3%
16,503	Bechtle AG (a)	3,339,274
	Life Sciences Tools & Services – 3.6%
25,247	Gerresheimer AG (a)	2,824,192
	Machinery – 2.7%
36,817	GEA Group AG (a)	1,290,001
9,456	KION Group AG (a)	807,440
		2,097,441
	Media – 3.7%
72,730	RTL Group S.A. (a) (c)	2,862,643
	Multi-Utilities – 5.4%
103,485	E.ON SE (a)	1,140,655
83,285	RWE AG (a)	3,118,971
		4,259,626
	Real Estate Management & Development – 6.6%
203,296	Aroundtown S.A. (a) (c)	1,020,517
12,971	Deutsche Wohnen SE (a)	648,281
9,172	LEG Immobilien AG (a)	1,307,367
73,261	TAG Immobilien AG (a)	2,209,102
		5,185,267
	Software – 3.3%
25,402	Nemetschek SE (a)	1,856,665
14,435	Software AG	712,175
		2,568,840
	Textiles, Apparel & Luxury Goods – 1.7%
15,060	Puma SE (a) (c)	1,353,821
	Trading Companies & Distributors – 2.7%
33,239	Brenntag AG (a)	2,113,398
	Transportation Infrastructure – 2.0%
40,046	Fraport AG Frankfurt Airport Services Worldwide (a) (b) (c)	1,576,674
	Wireless Telecommunication Services – 1.9%
67,212	1&1 Drillisch AG (a)	1,485,571
	Total Common Stocks	77,604,023
	(Cost $75,052,924)

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.3%
270,358	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (f) (g)	$270,358
	(Cost $270,358)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 5.4%
$4,188,811	JPMorgan Chase & Co., 0.05% (f), dated 9/30/20, due 10/1/20, with a maturity value of $4,188,817. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 2/28/25. The value of the collateral including accrued interest is $4,271,265. (g)	4,188,811
	(Cost $4,188,811)
	Total Investments – 105.0%	82,063,192
	(Cost $79,512,093) (h)
	Net Other Assets and Liabilities – (5.0)%	(3,941,456)
	Net Assets – 100.0%	$78,121,736

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $76,173,801 or 97.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,248,146 and the total value of the collateral held by the Fund is $4,459,169.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Rate shown reflects yield as of September 30, 2020.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,795,580 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,244,481. The net unrealized appreciation was $2,551,099.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Auto Components	$ 718,047	$ 718,047	$ —	$ —
Software	2,568,840	712,175	1,856,665	—
Other industry categories*	74,317,136	—	74,317,136	—
Money Market Funds	270,358	270,358	—	—
Repurchase Agreements	4,188,811	—	4,188,811	—
Total Investments	$ 82,063,192	$ 1,700,580	$ 80,362,612	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Germany	94.3%
United States	5.7
Luxembourg	5.0
Total Investments	105.0
Net Other Assets and Liabilities	(5.0)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 87.3%
	Auto Components – 2.5%
1,680	Magna International, Inc.	$76,875
	Capital Markets – 0.8%
252	TMX Group Ltd.	25,916
	Commercial Services & Supplies – 2.5%
503	Boyd Group Services, Inc.	77,693
	Construction & Engineering – 0.8%
1,478	SNC-Lavalin Group, Inc.	23,698
	Food & Staples Retailing – 1.0%
1,042	Empire Co., Ltd., Class A	30,245
	Gas Utilities – 3.4%
8,656	AltaGas Ltd.	104,531
	Independent Power & Renewable Electricity Producers – 1.0%
997	Northland Power, Inc.	30,160
	Insurance – 1.7%
1,490	iA Financial Corp., Inc.	51,866
	IT Services – 4.3%
131	Shopify, Inc., Class A (a)	133,965
	Leisure Products – 5.0%
2,925	BRP, Inc.	154,537
	Media – 1.8%
692	Cogeco Communications, Inc.	56,746
	Metals & Mining – 28.2%
779	Agnico Eagle Mines Ltd.	62,066
8,025	Alamos Gold, Inc., Class A	70,694
13,160	B2Gold Corp.	85,688
3,708	Barrick Gold Corp.	104,149
8,941	Centerra Gold, Inc.	104,011
357	Franco-Nevada Corp.	49,887
17,278	Kinross Gold Corp.	152,466
4,652	Lundin Mining Corp.	25,958
4,107	Pan American Silver Corp.	132,042
1,134	Wheaton Precious Metals Corp.	55,638
4,589	Yamana Gold, Inc.	26,089
		868,688
	Multi-Utilities – 3.1%
2,523	Atco Ltd., Class I	72,930
1,002	Canadian Utilities Ltd., Class A	23,900
		96,830
	Oil, Gas & Consumable Fuels – 17.1%
7,190	Canadian Natural Resources Ltd.	115,230
21,333	Cenovus Energy, Inc.	83,150
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
15,186	Husky Energy, Inc.	$35,127
7,753	Imperial Oil Ltd.	92,811
8,038	Inter Pipeline Ltd.	78,898
6,554	Keyera Corp.	98,934
998	Pembina Pipeline Corp.	21,181
		525,331
	Professional Services – 2.4%
2,424	Stantec, Inc.	73,600
	Real Estate Management & Development – 2.1%
495	FirstService Corp.	65,323
	Road & Rail – 2.9%
2,108	TFI International, Inc.	88,148
	Software – 6.7%
1,868	Enghouse Systems Ltd.	102,087
698	Kinaxis, Inc. (a)	102,749
		204,836
	Total Common Stocks	2,688,988
	(Cost $2,883,722)
REAL ESTATE INVESTMENT TRUSTS – 12.4%
	Equity Real Estate Investment Trusts – 12.4%
4,134	Allied Properties Real Estate Investment Trust	111,302
2,788	Canadian Apartment Properties REIT	97,257
967	Granite Real Estate Investment Trust	56,122
11,024	RioCan Real Estate Investment Trust (b)	116,404
	Total Real Estate Investment Trusts	381,085
	(Cost $439,952)
MONEY MARKET FUNDS – 0.2%
6,590	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	6,590
	(Cost $6,590)

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 3.3%
$101,914	JPMorgan Chase & Co., 0.05% (c), dated 9/30/20, due 10/1/20, with a maturity value of $101,914. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 2/28/25. The value of the collateral including accrued interest is $103,920. (d)	$101,914
	(Cost $101,914)
	Total Investments – 103.2%	3,178,577
	(Cost $3,432,178) (e)
	Net Other Assets and Liabilities – (3.2)%	(99,703)
	Net Assets – 100.0%	$3,078,874

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $104,535 and the total value of the collateral held by the Fund is $108,504.
(c)	Rate shown reflects yield as of September 30, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $331,571 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $585,172. The net unrealized depreciation was $253,601.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,688,988	$ 2,688,988	$ —	$ —
Real Estate Investment Trusts*	381,085	381,085	—	—
Money Market Funds	6,590	6,590	—	—
Repurchase Agreements	101,914	—	101,914	—
Total Investments	$ 3,178,577	$ 3,076,663	$ 101,914	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Canada	99.7%
United States	3.5
Total Investments	103.2
Net Other Assets and Liabilities	(3.2)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 78.5%
	Airlines – 1.7%
15,757	Qantas Airways Ltd. (a) (b)	$46,209
	Commercial Services & Supplies – 1.5%
27,074	Cleanaway Waste Management Ltd. (a)	40,881
	Construction Materials – 3.9%
31,432	Boral Ltd. (a)	103,868
	Diversified Financial Services – 3.1%
88,281	AMP Ltd. (a)	83,132
	Energy Equipment & Services – 0.9%
3,415	Worley Ltd. (a)	23,802
	Food & Staples Retailing – 4.7%
6,938	Coles Group Ltd. (a)	84,524
1,598	Woolworths Group Ltd. (a)	41,786
		126,310
	Health Care Equipment & Supplies – 3.2%
3,246	Ansell Ltd. (a)	86,352
	Health Care Providers & Services – 1.7%
1,957	Sonic Healthcare Ltd. (a)	46,473
	Hotels, Restaurants & Leisure – 5.9%
1,168	Aristocrat Leisure Ltd. (a)	25,472
9,239	Crown Resorts Ltd. (a)	58,690
1,301	Domino’s Pizza Enterprises Ltd. (a)	74,388
		158,550
	Interactive Media & Services – 5.2%
5,037	carsales.com Ltd. (a)	75,457
276	REA Group Ltd. (a)	21,978
2,721	SEEK Ltd. (a)	41,975
		139,410
	IT Services – 5.4%
2,441	Afterpay Ltd. (a) (b)	143,884
	Metals & Mining – 16.3%
1,663	BHP Group Ltd. (a)	42,961
7,643	BlueScope Steel Ltd. (a)	70,421
21,010	Evolution Mining Ltd. (a)	87,768
10,751	Fortescue Metals Group Ltd. (a)	126,303
945	Newcrest Mining Ltd. (a)	21,429
2,229	Northern Star Resources Ltd. (a)	22,087
304	Rio Tinto Ltd. (a)	20,764
Shares	Description	Value

	Metals & Mining (Continued)
29,198	South32 Ltd. (a)	$43,331
		435,064
	Multiline Retail – 5.5%
25,239	Harvey Norman Holdings Ltd. (a)	82,146
1,993	Wesfarmers Ltd. (a)	63,705
		145,851
	Multi-Utilities – 0.6%
1,747	AGL Energy Ltd. (a)	17,058
	Oil, Gas & Consumable Fuels – 10.6%
4,063	Ampol Ltd. (a)	70,122
28,185	Oil Search Ltd. (a)	53,910
25,498	Origin Energy Ltd. (a)	78,965
22,477	Santos Ltd. (a)	79,474
		282,471
	Road & Rail – 1.4%
12,107	Aurizon Holdings Ltd. (a)	37,246
	Specialty Retail – 4.4%
3,461	JB Hi-Fi Ltd. (a)	117,674
	Trading Companies & Distributors – 2.5%
5,201	Seven Group Holdings Ltd. (a)	67,546
	Total Common Stocks	2,101,781
	(Cost $2,045,315)
REAL ESTATE INVESTMENT TRUSTS – 20.5%
	Equity Real Estate Investment Trusts – 20.5%
15,367	Charter Hall Group (a)	137,888
16,186	Dexus (a)	103,670
28,568	GPT (The) Group (a)	80,367
68,622	Mirvac Group (a)	107,572
13,724	Scentre Group (a)	21,851
35,990	Stockland (a)	98,318
	Total Real Estate Investment Trusts	549,666
	(Cost $558,580)
	Total Investments – 99.0%	2,651,447
	(Cost $2,603,895) (c)
	Net Other Assets and Liabilities – 1.0%	27,641
	Net Assets – 100.0%	$2,679,088

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $2,651,447 or 99.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $272,995 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $225,443. The net unrealized appreciation was $47,552.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,101,781	$ —	$ 2,101,781	$ —
Real Estate Investment Trusts*	549,666	—	549,666	—
Total Investments	$ 2,651,447	$—	$ 2,651,447	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Australia	97.0%
Papua New Guinea	2.0
Total Investments	99.0
Net Other Assets and Liabilities	1.0
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.4%
	Aerospace & Defense – 2.4%
10,915	BAE Systems PLC (a)	$67,788
89,641	Meggitt PLC (a) (b)	297,474
		365,262
	Airlines – 0.2%
22,891	International Consolidated Airlines Group S.A. (a)	27,957
	Banks – 4.1%
46,113	Barclays PLC (a) (b)	58,174
507,740	Lloyds Banking Group PLC (a) (b)	172,369
173,561	Natwest Group PLC (a) (b)	237,683
35,966	Standard Chartered PLC (a) (b)	165,501
		633,727
	Beverages – 0.5%
2,579	Fevertree Drinks PLC (a)	77,082
	Capital Markets – 4.5%
130,682	Investec PLC (a)	240,502
1,263	London Stock Exchange Group PLC (a)	144,887
151,671	Quilter PLC (a) (c) (d)	250,794
19,717	Standard Life Aberdeen PLC (a)	57,420
		693,603
	Chemicals – 0.5%
2,515	Johnson Matthey PLC (a)	76,426
	Commercial Services & Supplies – 2.3%
4,043	HomeServe PLC (a)	64,424
41,415	Rentokil Initial PLC (a) (b)	286,255
		350,679
	Containers & Packaging – 0.8%
32,153	DS Smith PLC (a)	122,153
	Diversified Financial Services – 0.8%
62,981	M&G PLC (a)	129,453
	Diversified Telecommunication Services – 1.9%
231,314	BT Group PLC (a)	292,987
	Electrical Equipment – 0.4%
46,283	Melrose Industries PLC (a) (b)	68,631
	Electronic Equipment, Instruments & Components – 2.6%
6,873	Halma PLC (a)	207,646
6,269	Spectris PLC (a)	196,815
		404,461
Shares	Description	Value

	Food & Staples Retailing – 2.8%
75,845	J Sainsbury PLC (a)	$186,741
110,759	Wm Morrison Supermarkets PLC (a)	243,109
		429,850
	Food Products – 1.3%
2,755	Associated British Foods PLC (a)	66,328
15,807	Tate & Lyle PLC (a)	135,658
		201,986
	Hotels, Restaurants & Leisure – 7.0%
26,761	Carnival PLC (a)	340,457
2,490	Flutter Entertainment PLC (a) (e)	392,229
28,497	GVC Holdings PLC (a) (b)	356,903
		1,089,589
	Household Durables – 7.7%
53,199	Barratt Developments PLC (a)	326,255
10,362	Bellway PLC (a)	314,065
9,232	Persimmon PLC (a)	294,209
185,002	Taylor Wimpey PLC (a)	258,686
		1,193,215
	Household Products – 0.9%
1,420	Reckitt Benckiser Group PLC (a)	138,458
	Industrial Conglomerates – 0.8%
1,568	DCC PLC (a)	121,383
	Insurance – 3.8%
57,854	Aviva PLC (a)	214,044
40,667	Direct Line Insurance Group PLC (a)	141,835
47,771	Legal & General Group PLC (a)	116,536
8,660	Prudential PLC (a)	124,256
		596,671
	Internet & Direct Marketing Retail – 8.3%
7,707	ASOS PLC (a) (b)	511,714
64,032	boohoo Group PLC (a) (b)	309,127
13,009	Ocado Group PLC (a) (b)	460,119
		1,280,960
	Leisure Products – 2.8%
3,291	Games Workshop Group PLC (a)	431,782
	Machinery – 2.0%
1,587	Spirax-Sarco Engineering PLC (a)	225,992
4,961	Weir Group (The) PLC (a)	79,862
		305,854

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media – 1.6%
282,607	ITV PLC (a)	$246,364
	Metals & Mining – 9.3%
11,290	Anglo American PLC (a)	273,146
11,255	Antofagasta PLC (a)	148,535
9,568	BHP Group PLC (a)	204,125
12,542	Fresnillo PLC (a)	193,724
61,631	Glencore PLC (a) (b)	127,772
13,064	Polymetal International PLC (a)	284,654
3,480	Rio Tinto PLC (a)	209,400
		1,441,356
	Multiline Retail – 2.7%
66,368	B&M European Value Retail S.A. (a)	423,109
	Oil, Gas & Consumable Fuels – 2.0%
17,175	BP PLC (a)	49,670
20,498	Royal Dutch Shell PLC, Class A (a)	255,883
		305,553
	Paper & Forest Products – 1.9%
13,972	Mondi PLC (a)	295,433
	Pharmaceuticals – 1.9%
627	AstraZeneca PLC (a)	68,509
3,224	GlaxoSmithKline PLC (a)	60,442
4,753	Hikma Pharmaceuticals PLC (a)	159,307
		288,258
	Professional Services – 1.4%
5,615	Experian PLC (a)	210,980
	Semiconductors & Semiconductor Equipment – 1.6%
5,717	Dialog Semiconductor PLC (a) (b)	249,174
	Software – 1.3%
29,950	Avast PLC (a) (c) (d)	203,334
	Specialty Retail – 5.6%
13,302	Dunelm Group PLC (a)	239,514
33,920	JD Sports Fashion PLC (a)	354,079
71,688	Kingfisher PLC (a)	274,594
		868,187
	Tobacco – 0.4%
1,700	British American Tobacco PLC (a)	60,981
	Trading Companies & Distributors – 8.2%
9,703	Ashtead Group PLC (a)	349,419
Shares	Description	Value

	Trading Companies & Distributors (Continued)
9,744	Bunzl PLC (a)	$314,599
23,590	Electrocomponents PLC (a)	216,231
3,192	Ferguson PLC (a)	321,212
4,688	Travis Perkins PLC (a)	65,591
		1,267,052
	Water Utilities – 0.4%
2,128	Severn Trent PLC (a)	67,000
	Wireless Telecommunication Services – 0.7%
81,891	Vodafone Group PLC (a)	108,541
	Total Common Stocks	15,067,491
	(Cost $15,277,255)
REAL ESTATE INVESTMENT TRUSTS – 2.2%
	Equity Real Estate Investment Trusts – 2.2%
5,702	Derwent London PLC (a)	188,790
11,791	Segro PLC (a)	141,699
	Total Real Estate Investment Trusts	330,489
	(Cost $293,187)
	Total Investments – 99.6%	15,397,980
	(Cost $15,570,442) (f)
	Net Other Assets and Liabilities – 0.4%	68,880
	Net Assets – 100.0%	$15,466,860

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $15,397,980 or 99.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
(e)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2020 through September 30, 2020), the Fund received 44 PIK shares of Flutter Entertainment PLC.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,746,737 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,919,199. The net unrealized depreciation was $172,462.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 15,067,491	$ —	$ 15,067,491	$ —
Real Estate Investment Trusts*	330,489	—	330,489	—
Total Investments	$ 15,397,980	$—	$ 15,397,980	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
United Kingdom	82.9%
Jersey	8.1
Ireland	3.3
Luxembourg	2.8
Isle Of Man (U.K.)	2.3
Spain	0.2
Total Investments	99.6
Net Other Assets and Liabilities	0.4
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Automobiles – 11.9%
1,538	Bajaj Auto Ltd. (a)	$60,123
2,179	Eicher Motors Ltd.	65,057
1,507	Hero MotoCorp Ltd. (a)	64,324
7,171	Mahindra & Mahindra Ltd. (a)	59,288
674	Maruti Suzuki India Ltd. (a)	61,790
31,719	Tata Motors Ltd. (a) (b)	57,550
		368,132
	Banks – 12.3%
10,581	Axis Bank Ltd. (a) (b)	61,236
4,437	HDFC Bank Ltd. (a) (b)	65,134
12,694	ICICI Bank Ltd. (a)	61,379
7,650	IndusInd Bank Ltd. (a)	54,929
3,673	Kotak Mahindra Bank Ltd. (a) (b)	63,418
24,357	State Bank of India (a) (b)	61,478
75,422	YES Bank Ltd. Lock-In (a) (b) (c) (d)	13,443
		381,017
	Chemicals – 4.0%
2,313	Asian Paints Ltd. (a)	62,323
8,731	UPL Ltd. (a)	59,716
		122,039
	Construction & Engineering – 2.1%
5,208	Larsen & Toubro Ltd. (a)	63,860
	Construction Materials – 6.3%
6,297	Grasim Industries Ltd. (a)	63,739
240	Shree Cement Ltd. (a)	66,122
1,172	UltraTech Cement Ltd. (a)	64,520
		194,381
	Consumer Finance – 2.0%
1,350	Bajaj Finance Ltd. (a)	60,483
	Electric Utilities – 1.9%
27,290	Power Grid Corp. of India Ltd. (a)	60,186
	Food Products – 4.1%
1,235	Britannia Industries Ltd. (a)	63,738
292	Nestle India Ltd. (a)	63,016
		126,754
	Gas Utilities – 1.9%
50,936	GAIL India Ltd. (a)	60,188
	Household Products – 2.0%
2,235	Hindustan Unilever Ltd. (a)	62,810
	Independent Power & Renewable Electricity Producers – 1.9%
51,808	NTPC Ltd. (a)	59,942
Shares	Description	Value

	Insurance – 6.0%
797	Bajaj Finserv Ltd. (a)	$63,560
8,018	HDFC Life Insurance Co., Ltd. (a) (b) (e) (f)	60,869
5,531	SBI Life Insurance Co., Ltd. (a) (b) (e) (f)	60,866
		185,295
	IT Services – 10.3%
5,787	HCL Technologies Ltd. (a)	63,802
4,681	Infosys Ltd. (a)	64,365
1,915	Tata Consultancy Services Ltd. (a)	64,789
5,830	Tech Mahindra Ltd. (a)	62,746
14,822	Wipro Ltd. (a)	63,076
		318,778
	Life Sciences Tools & Services – 1.9%
1,403	Divi’s Laboratories Ltd. (a)	58,085
	Metals & Mining – 5.9%
26,135	Hindalco Industries Ltd. (a)	62,448
16,306	JSW Steel Ltd (a)	61,701
11,861	Tata Steel Ltd. (a)	58,130
		182,279
	Oil, Gas & Consumable Fuels – 9.5%
11,385	Bharat Petroleum Corp., Ltd. (a)	54,490
37,939	Coal India Ltd. (a)	59,878
58,132	Indian Oil Corp., Ltd. (a)	58,280
63,139	Oil & Natural Gas Corp., Ltd. (a)	59,412
2,035	Reliance Industries Ltd. (a)	61,717
		293,777
	Pharmaceuticals – 5.9%
5,819	Cipla Ltd. (a)	61,151
880	Dr Reddy’s Laboratories Ltd. (a)	61,629
8,964	Sun Pharmaceutical Industries Ltd. (a)	60,956
		183,736
	Textiles, Apparel & Luxury Goods – 2.1%
4,032	Titan Co., Ltd. (a)	65,818
	Thrifts & Mortgage Finance – 2.1%
2,721	Housing Development Finance Corp., Ltd. (a)	64,495
	Tobacco – 2.0%
26,193	ITC Ltd. (a)	61,191

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Transportation Infrastructure – 2.0%
13,109	Adani Ports & Special Economic Zone Ltd. (a)	$61,040
	Wireless Telecommunication Services – 1.8%
9,486	Bharti Airtel Ltd. (a)	54,237
	Total Investments – 99.9%	3,088,523
	(Cost $3,264,551) (g)
	Net Other Assets and Liabilities – 0.1%	1,615
	Net Assets – 100.0%	$3,090,138

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $3,010,023 or 97.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	This security has a lock-in period of 3 years from commencement of the YES Bank Ltd. Reconstruction Scheme 2020 (the “Scheme”), which was effective March 13, 2020. Shares to the extent of 75% held by existing shareholders as on the date of commencement of the Scheme are locked in for a period of three years. The lockout period does not apply to shareholders holding less than 100 shares. See the Restricted Securities table.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $303,729 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $479,757. The net unrealized depreciation was $176,028.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Automobiles	$ 368,132	$ 65,057	$ 303,075	$ —
Banks	381,017	13,443	367,574	—
Other industry categories*	2,339,374	—	2,339,374	—
Total Investments	$ 3,088,523	$ 78,500	$ 3,010,023	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
India	99.9%
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

Restricted Securities
As of September 30, 2020, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
YES Bank Ltd. Lock-In	03/18/20	75,422	$0.18	$36,638	$13,443	0.44%

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Air Freight & Logistics – 5.0%
93,500	Kerry Logistics Network Ltd. (a)	$169,418
	Auto Components – 2.4%
40,201	Xinyi Glass Holdings Ltd. (a)	81,304
	Banks – 1.2%
21,800	Bank of East Asia (The) Ltd. (a)	40,244
	Capital Markets – 1.7%
1,200	Hong Kong Exchanges & Clearing Ltd. (a)	56,488
	Diversified Telecommunication Services – 3.2%
42,500	HKBN Ltd. (a)	81,106
44,000	PCCW Ltd. (a)	26,322
		107,428
	Electric Utilities – 1.4%
5,000	CK Infrastructure Holdings Ltd. (a)	23,464
4,500	Power Assets Holdings Ltd. (a)	23,718
		47,182
	Electronic Equipment, Instruments & Components – 3.8%
321,000	FIT Hon Teng Ltd. (a) (b) (c) (d)	125,921
	Food & Staples Retailing – 1.4%
43,500	Sun Art Retail Group Ltd. (a)	48,296
	Food Products – 4.9%
16,500	Health and Happiness H&H International Holdings Ltd. (a)	71,323
6,000	Vitasoy International Holdings Ltd. (a)	23,397
87,228	WH Group Ltd. (a) (c) (d)	71,152
		165,872
	Hotels, Restaurants & Leisure – 6.6%
26,000	Melco International Development Ltd. (a)	45,816
19,200	MGM China Holdings Ltd. (a)	23,928
42,000	NagaCorp Ltd. (a)	50,196
28,000	Shangri-La Asia Ltd. (a) (b)	22,958
67,000	SJM Holdings Ltd. (a)	79,426
		222,324
	Household Durables – 5.9%
16,000	Haier Electronics Group Co., Ltd. (a)	58,168
104,000	Man Wah Holdings Ltd. (a)	139,293
		197,461
Shares	Description	Value

	Industrial Conglomerates – 3.4%
15,505	CK Hutchison Holdings Ltd. (a)	$93,956
28,381	NWS Holdings Ltd. (a)	21,678
		115,634
	Machinery – 5.0%
12,667	Techtronic Industries Co., Ltd. (a)	168,417
	Marine – 1.9%
47,000	SITC International Holdings Co., Ltd. (a)	65,117
	Paper & Forest Products – 8.2%
185,301	Lee & Man Paper Manufacturing Ltd. (a)	134,828
110,501	Nine Dragons Paper Holdings Ltd. (a)	139,512
		274,340
	Pharmaceuticals – 2.6%
79,000	Sino Biopharmaceutical Ltd. (a)	86,508
	Real Estate Management & Development – 31.2%
16,883	CK Asset Holdings Ltd. (a)	82,959
42,500	Hang Lung Group Ltd. (a)	97,116
12,844	Henderson Land Development Co., Ltd. (a)	47,691
120,000	Hopson Development Holdings Ltd. (a)	284,267
39,000	Hysan Development Co., Ltd. (a)	117,289
48,442	Kerry Properties Ltd. (a)	124,585
4,752	Pacific Century Premium Developments Ltd. (a) (b)	1,253
29,434	Shimao Group Holdings Ltd. (a)	122,797
20,478	Sino Land Co., Ltd. (a)	23,974
6,101	Sun Hung Kai Properties Ltd. (a)	78,621
14,317	Swire Pacific Ltd., Class A (a)	69,315
		1,049,867
	Software – 4.7%
752,000	China Youzan Ltd. (a) (b)	158,638
	Textiles, Apparel & Luxury Goods – 5.4%
322,000	Bosideng International Holdings Ltd. (a)	100,461

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
49,135	Yue Yuen Industrial Holdings Ltd. (a)	$79,633
		180,094
	Total Investments – 99.9%	3,360,553
	(Cost $3,229,530) (e)
	Net Other Assets and Liabilities – 0.1%	4,920
	Net Assets – 100.0%	$3,365,473

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $3,360,553 or 99.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $612,754 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $481,731. The net unrealized appreciation was $131,023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,360,553	$ —	$ 3,360,553	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Bermuda	36.4%
Cayman Islands	35.4
Hong Kong	28.1
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.5%
	Banks – 0.7%
5,293	Banque Cantonale Vaudoise (a)	$537,141
	Capital Markets – 12.0%
199,025	Credit Suisse Group AG (a)	1,986,807
12,295	Julius Baer Group Ltd. (a)	522,198
1,702	Partners Group Holding AG (a)	1,565,507
134,116	UBS Group AG (a)	1,498,465
29,346	Vontobel Holding AG (a)	1,936,402
13,771	VZ Holding AG (a)	1,228,457
		8,737,836
	Chemicals – 6.8%
668	EMS-Chemie Holding AG (a)	600,175
553	Givaudan S.A. (a)	2,387,749
8,020	Sika AG (a)	1,969,326
		4,957,250
	Construction Materials – 3.7%
58,722	LafargeHolcim Ltd. (a)	2,673,000
	Diversified Telecommunication Services – 5.7%
17,401	Sunrise Communications Group AG (a) (b) (c)	2,058,834
3,932	Swisscom AG (a)	2,083,009
		4,141,843
	Electric Utilities – 3.4%
22,942	BKW AG (a)	2,443,179
	Electronic Equipment, Instruments & Components – 3.8%
10,462	ALSO Holding AG (a)	2,770,642
	Food Products – 0.8%
589	Emmi AG (a)	588,470
	Health Care Equipment & Supplies – 0.9%
2,577	Sonova Holding AG (a) (d)	653,051
	Health Care Providers & Services – 1.4%
14,381	Galenica AG (a) (b) (c)	1,000,008
	Insurance – 6.2%
6,862	Baloise Holding AG (a)	1,010,254
16,554	Helvetia Holding AG (a)	1,410,471
4,167	Swiss Life Holding AG (a)	1,576,758
1,459	Zurich Insurance Group AG (a)	508,776
		4,506,259
	Life Sciences Tools & Services – 12.0%
9,789	Bachem Holding AG, Class B (a)	4,154,431
3,899	Lonza Group AG (a)	2,406,212
Shares	Description	Value

	Life Sciences Tools & Services (Continued)
4,358	Tecan Group AG (a)	$2,167,301
		8,727,944
	Machinery – 10.9%
8,935	Bucher Industries AG (a)	3,403,492
1,199	Georg Fischer AG (a)	1,245,032
21,985	SFS Group AG (a)	2,210,881
5,636	VAT Group AG (a) (b) (c)	1,075,098
		7,934,503
	Marine – 1.7%
6,195	Kuehne + Nagel International AG (a)	1,202,904
	Pharmaceuticals – 2.1%
11,830	Novartis AG (a)	1,027,131
1,485	Roche Holding AG (a)	508,673
		1,535,804
	Professional Services – 3.9%
40,091	DKSH Holding AG (a)	2,792,932
	Real Estate Management & Development – 6.6%
5,197	Allreal Holding AG (a)	1,119,713
13,707	PSP Swiss Property AG (a)	1,655,816
22,261	Swiss Prime Site AG (a)	2,021,736
		4,797,265
	Technology Hardware, Storage & Peripherals – 4.2%
39,404	Logitech International S.A. (a)	3,052,318
	Textiles, Apparel & Luxury Goods – 4.9%
8,066	Cie Financiere Richemont S.A., Class A (a)	541,575
12,890	Swatch Group (The) AG (a)	3,004,470
		3,546,045
	Transportation Infrastructure – 3.8%
19,801	Flughafen Zurich AG (a) (e)	2,716,934
	Total Investments – 95.5%	69,315,328
	(Cost $65,943,183) (f)
	Net Other Assets and Liabilities – 4.5%	3,263,088
	Net Assets – 100.0%	$72,578,416

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $69,315,328 or 95.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2020 through September 30, 2020), the Fund received 22 PIK shares of Sonova Holding AG.
(e)	Non-income producing security.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,159,475 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,787,330. The net unrealized appreciation was $3,372,145.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 69,315,328	$ —	$ 69,315,328	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Switzerland	95.5%
Total Investments	95.5
Net Other Assets and Liabilities	4.5
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.1%
	Australia – 3.9%
27,059	Accent Group Ltd. (b)	$32,253
24,628	Beach Energy Ltd. (b)	23,622
6,184	Bega Cheese Ltd. (b)	22,600
1,258	Breville Group Ltd. (b)	22,831
10,291	Data#3 Ltd. (b)	48,919
1,439	Megaport Ltd. (b) (c)	16,690
6,743	Metcash Ltd. (b)	13,396
2,027	Mineral Resources Ltd. (b)	36,560
20,376	New Hope Corp., Ltd. (b)	18,991
1,588	NEXTDC Ltd. (b) (c)	14,092
10,728	Sandfire Resources Ltd. (b)	31,704
7,356	Whitehaven Coal Ltd. (b)	5,570
		287,228
	Austria – 0.3%
449	S IMMO AG	7,644
549	Wienerberger AG (b)	14,486
		22,130
	Belgium – 0.1%
220	Fagron (b)	5,557
	Bermuda – 3.5%
5,760	BW LPG Ltd. (b) (d) (e)	23,787
10,040	BW Offshore Ltd. (b)	28,426
176,000	China Youzan Ltd. (b) (c)	37,128
13,000	Chow Sang Sang Holdings International Ltd. (b)	13,995
24,000	Hopson Development Holdings Ltd. (b)	56,853
14,000	Johnson Electric Holdings Ltd. (b)	30,509
39,787	K Wah International Holdings Ltd. (b)	19,233
17,400	Kerry Logistics Network Ltd. (b)	31,528
4,800	Luk Fook Holdings International Ltd. (b)	11,638
20,000	Skyworth Group Ltd. (b) (c)	5,779
		258,876
	Canada – 7.2%
493	Boralex, Inc., Class A	14,251
2,454	Cascades, Inc.	31,036
2,497	Celestica, Inc. (c)	17,252
10,860	Cenovus Energy, Inc.	42,329
6,294	Chorus Aviation, Inc.	10,446
12,287	Corus Entertainment, Inc., Class B	26,668
705	Eldorado Gold Corp. (c)	7,439
5,290	Enerflex Ltd.	18,355
283	Enghouse Systems Ltd.	15,466
1,961	Equinox Gold Corp. (c)	22,963
943	Keyera Corp.	14,235
170	Kinaxis, Inc. (c)	25,025
1,059	Linamar Corp.	31,502
4,529	Martinrea International, Inc.	32,414
Shares	Description	Value

	Canada (Continued)
6,018	Mullen Group Ltd.	$40,721
2,592	Parex Resources, Inc. (c)	27,311
19,898	Seven Generations Energy Ltd., Class A (c)	53,647
3,571	Teranga Gold Corp. (c)	37,653
453	Torex Gold Resources, Inc. (c)	6,406
2,856	Tourmaline Oil Corp.	34,897
1,482	Transcontinental, Inc., Class A	18,298
1,428	Vermilion Energy, Inc.	3,335
		531,649
	Cayman Islands – 1.2%
54,000	Comba Telecom Systems Holdings Ltd. (b)	19,278
61,000	FIT Hon Teng Ltd. (b) (c) (d) (e)	23,929
78,000	Tongda Group Holdings Ltd. (b)	4,224
114,000	Truly International Holdings Ltd. (b) (c)	13,085
26,800	United Laboratories International Holdings (The) Ltd. (b)	27,717
		88,233
	Denmark – 1.3%
483	Chemometec A.S. (b)	34,294
380	Dfds A.S. (c)	12,747
1,382	Matas A.S. (c)	16,084
280	Netcompany Group A.S. (b) (c) (d) (e)	23,222
65	Schouw & Co., A.S. (b)	6,290
		92,637
	France – 1.6%
584	Albioma S.A. (b)	30,367
2,629	Elior Group S.A. (b) (d) (e)	12,165
2,163	Maisons du Monde S.A. (b) (c) (d) (e)	32,496
709	Mersen S.A. (b) (c)	21,754
2,041	SMCP S.A. (b) (c) (d) (e)	9,208
2,378	Television Francaise 1 (b) (c)	14,557
		120,547
	Germany – 2.4%
313	Aurubis AG (b)	21,293
496	CropEnergies AG (b)	8,608
2,351	Deutz AG (b) (c)	13,633
223	Draegerwerk AG & Co., KGaA (b)	19,391
30	Hypoport AG (b) (c)	18,792
744	K+S AG (b)	5,121
188	PATRIZIA AG (b)	5,109
302	SMA Solar Technology AG (b) (c)	13,506
1,741	Tele Columbus AG (b) (c) (d) (e)	5,185
1,358	TLG Immobilien AG (b)	27,938
393	Wacker Neuson SE (b) (c)	7,997

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
177	zooplus AG (b) (c)	$32,890
		179,463
	Greece – 0.3%
3,231	FF Group (b) (c) (f) (g)	9,091
647	Mytilineos S.A. (b)	6,932
2,921	Piraeus Bank S.A. (b) (c)	3,609
		19,632
	Guernsey – 0.5%
4,161	Burford Capital Ltd. (b)	33,497
	Hong Kong – 1.0%
35,000	Hong Kong Television Network Ltd. (b) (c)	49,779
63,600	Shun Tak Holdings Ltd. (b)	20,491
		70,270
	Ireland – 0.3%
6,396	Dalata Hotel Group PLC (b)	18,545
	Israel – 1.8%
164	Delek Group Ltd. (b) (c)	3,167
51	Electra Ltd. (b)	23,002
156	Formula Systems 1985 Ltd. (b)	13,212
390	Fox Wizel Ltd. (b)	25,730
43	Israel (The) Corp., Ltd. (b) (c)	4,596
713	Kamada Ltd. (b) (c)	6,095
528	Matrix IT Ltd. (b)	12,416
390	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (b)	26,831
3,739	Shikun & Binui Ltd. (b) (c)	16,768
		131,817
	Italy – 1.1%
3,227	Anima Holding S.p.A (b) (d) (e)	12,652
3,291	Banco BPM S.p.A. (b) (c)	5,567
2,480	Falck Renewables S.p.A. (b)	15,649
500	Sesa S.p.A. (b) (c)	50,162
		84,030
	Japan – 34.9%
400	Adastria Co., Ltd. (b)	6,311
700	ADEKA Corp. (b)	10,081
900	Aisan Industry Co., Ltd. (b)	4,024
500	Arata Corp. (b)	24,957
400	Argo Graphics, Inc. (b)	13,741
500	ARTERIA Networks Corp. (b)	8,698
800	Asahi Holdings, Inc. (b)	25,971
600	ASKUL Corp. (b)	24,510
400	BayCurrent Consulting, Inc. (b)	55,794
400	Belc Co., Ltd. (b)	29,552
1,000	Cawachi Ltd. (b)	27,775
200	Chudenko Corp. (b)	4,375
200	Comture Corp. (b)	5,019
Shares	Description	Value

	Japan (Continued)
900	Cosmo Energy Holdings Co., Ltd. (b)	$12,866
700	Create SD Holdings Co., Ltd. (b)	24,560
1,000	Cybozu, Inc. (b)	31,593
100	Daido Steel Co., Ltd. (b)	3,116
4,700	Daikyonishikawa Corp. (b)	25,008
1,000	Daio Paper Corp. (b)	14,267
500	Daiwabo Holdings Co., Ltd. (b)	32,342
200	DKS Co., Ltd. (b)	8,151
300	Duskin Co., Ltd. (b)	8,186
1,400	Eagle Industry Co., Ltd. (b)	10,579
200	Earth Corp. (b)	14,897
500	EDION Corp. (b)	5,238
900	Exedy Corp. (b)	11,723
1,200	FCC Co., Ltd. (b)	22,118
900	Fuji Corp. (b)	17,836
300	Fujitec Co., Ltd. (b)	6,425
200	Fujitsu General Ltd. (b)	5,820
4,100	Futaba Industrial Co., Ltd. (b)	20,915
100	Fuyo General Lease Co., Ltd. (b)	6,199
1,300	Gakken Holdings Co., Ltd. (b)	20,069
1,100	Geo Holdings Corp. (b)	17,481
700	Godo Steel Ltd. (b)	13,454
600	Goldcrest Co., Ltd. (b)	7,868
1,700	G-Tekt Corp. (b)	19,378
500	Heiwa Real Estate Co., Ltd. (b)	13,815
6,700	Hitachi Zosen Corp. (b)	28,403
400	Hokkoku Bank (The) Ltd. (b)	11,770
1,200	Hokuetsu Corp. (b)	4,122
1,200	Hokuriku Electric Power Co. (b)	8,985
900	Honeys Holdings Co., Ltd. (b)	8,797
2,500	Hosiden Corp. (b)	22,605
2,400	IDOM, Inc. (b)	14,479
400	Inaba Denki Sangyo Co., Ltd. (b)	10,047
1,700	Ines Corp. (b)	26,366
380	Infocom Corp. (b)	14,626
200	Information Services International-Dentsu Ltd. (b)	12,595
700	Internet Initiative Japan, Inc. (b)	31,514
300	IR Japan Holdings Ltd. (b)	38,021
1,100	Itochu Enex Co., Ltd. (b)	10,160
700	Itoham Yonekyu Holdings, Inc. (b)	5,019
300	Iwatani Corp. (b)	11,248
500	Jafco Co., Ltd. (b)	21,113
1,100	Japan Petroleum Exploration Co., Ltd. (b)	17,104
1,000	Japan Wool Textile (The) Co., Ltd. (b)	9,670
900	JDC Corp. (b)	5,317
300	Kaga Electronics Co., Ltd. (b)	6,402
700	Kanamoto Co., Ltd. (b)	15,961
500	Kandenko Co., Ltd. (b)	4,084
600	Kanto Denka Kogyo Co., Ltd. (b)	4,151

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
700	Kato Sangyo Co., Ltd. (b)	$25,091
400	Kohnan Shoji Co., Ltd. (b)	15,582
6,900	Kojima Co., Ltd. (b)	36,203
5,100	Koshidaka Holdings Co., Ltd. (b)	20,885
200	Krosaki Harima Corp. (b)	5,676
500	Kureha Corp. (b)	21,696
400	Kyoei Steel Ltd. (b)	5,141
800	Life Corp. (b)	36,924
200	Litalico, Inc. (b) (c)	5,509
1,300	LIXIL VIVA Corp. (b)	32,089
3,000	Macromill, Inc. (b)	21,696
1,200	Maeda Corp. (b)	8,795
900	Maeda Road Construction Co., Ltd. (b)	16,483
400	Maruwa Unyu Kikan Co., Ltd. (b)	15,876
200	Matsuyafoods Holdings Co., Ltd. (b)	6,958
400	Megmilk Snow Brand Co., Ltd. (b)	9,683
1,200	METAWATER Co., Ltd. (b)	26,251
700	Mirait Holdings Corp. (b)	10,747
700	Mitsubishi Shokuhin Co., Ltd. (b)	18,439
800	Mitsui OSK Lines Ltd. (b)	15,795
300	Morinaga Milk Industry Co., Ltd. (b)	15,819
600	Musashi Seimitsu Industry Co., Ltd. (b)	6,350
1,600	NEC Networks & System Integration Corp. (b)	30,756
200	Nichiha Corp. (b)	6,010
700	Nippon Carbon Co., Ltd. (b)	24,887
600	Nippon Flour Mills Co., Ltd. (b)	9,879
700	Nippon Gas Co., Ltd. (b)	35,378
550	Nippon Light Metal Holdings Co., Ltd. (b)	8,723
800	Nippon Yakin Kogyo Co., Ltd. (b)	11,865
700	Nipro Corp. (b)	8,173
900	Nishimatsu Construction Co., Ltd. (b)	17,877
200	Nishi-Nippon Railroad Co., Ltd. (b)	5,792
600	Nishio Rent All Co., Ltd. (b)	12,758
300	Nisshin Oillio Group (The) Ltd. (b)	9,061
300	Nojima Corp. (b)	8,096
400	Noritake Co., Ltd. (b)	12,599
900	Oisix ra daichi, Inc. (b) (c)	29,139
500	Oki Electric Industry Co., Ltd. (b)	5,397
735	Okinawa Electric Power (The) Co., Inc. (b)	11,515
900	Optim Corp. (b) (c)	27,473
Shares	Description	Value

	Japan (Continued)
300	Organo Corp. (b)	$16,265
1,000	OSAKA Titanium Technologies Co., Ltd. (b)	8,528
7,800	OSJB Holdings Corp. (b)	18,224
1,500	Oyo Corp. (b)	17,799
1,500	Pacific Industrial Co., Ltd. (b)	13,789
300	Pacific Metals Co., Ltd. (b)	4,492
4,100	Penta-Ocean Construction Co., Ltd. (b)	26,881
5,800	Press Kogyo Co., Ltd. (b)	16,499
2,500	Pressance Corp. (b)	33,205
800	Prima Meat Packers Ltd. (b)	24,667
1,100	Qol Holdings Co., Ltd. (b)	12,654
1,100	Rengo Co., Ltd. (b)	8,315
2,500	Round One Corp. (b)	20,075
700	Ryobi Ltd. (b)	7,858
1,100	Ryoyo Electro Corp. (b)	30,556
1,200	Sanki Engineering Co., Ltd. (b)	13,154
400	SB Technology Corp. (b)	14,061
1,300	SBS Holdings, Inc. (b)	27,161
400	SEC Carbon Ltd. (b)	22,407
2,200	Senko Group Holdings Co., Ltd. (b)	20,512
200	SHIFT, Inc. (b) (c)	29,995
400	Shinmaywa Industries Ltd. (b)	3,453
300	Ship Healthcare Holdings, Inc. (b)	14,690
700	Sinko Industries Ltd. (b)	9,772
400	Sumitomo Bakelite Co., Ltd. (b)	11,020
200	Sumitomo Densetsu Co., Ltd. (b)	4,702
2,300	Sun Frontier Fudousan Co., Ltd. (b)	19,285
500	SWCC Showa Holdings Co., Ltd. (b)	5,793
1,000	Taihei Dengyo Kaisha Ltd. (b)	22,428
1,500	Taiko Pharmaceutical Co., Ltd. (b)	32,195
300	Taiyo Holdings Co., Ltd. (b)	15,709
300	Takasago Thermal Engineering Co., Ltd. (b)	4,309
300	Takeuchi Manufacturing Co., Ltd. (b)	5,967
400	Takuma Co., Ltd. (b)	6,850
200	TKC Corp. (b)	12,990
1,600	Toa Corp. (b)	25,702
3,000	Toda Corp. (b)	20,590
1,000	Tokai Carbon Co., Ltd. (b)	10,692
1,400	Tokai Rika Co., Ltd. (b)	20,934
200	Token Corp. (b)	14,784
900	Tokuyama Corp. (b)	21,693
2,100	Tokyo Steel Manufacturing Co., Ltd. (b)	14,310
3,300	Tokyu Construction Co., Ltd. (b)	14,432
1,600	Topre Corp. (b)	17,275
1,000	Topy Industries Ltd. (b)	10,899
400	Toridoll Holdings Corp. (b)	5,431

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
900	Torii Pharmaceutical Co., Ltd. (b)	$25,485
4,300	Toyo Construction Co., Ltd. (b)	16,822
2,000	TPR Co., Ltd. (b)	24,372
300	Trancom Co., Ltd. (b)	21,675
700	Tsubaki Nakashima Co., Ltd. (b)	5,331
900	TV Asahi Holdings Corp. (b)	14,292
600	Ube Industries Ltd. (b)	10,132
1,000	Unipres Corp. (b)	8,174
1,000	United Super Markets Holdings, Inc. (b)	12,058
300	V Technology Co., Ltd. (b)	12,675
700	Valor Holdings Co., Ltd. (b)	19,373
300	Warabeya Nichiyo Holdings Co., Ltd. (b)	4,453
1,200	World Co., Ltd. (b)	16,254
500	Yamato Kogyo Co., Ltd. (b)	12,245
600	Zuken, Inc. (b)	16,244
		2,562,924
	Jersey – 0.4%
19,994	Genel Energy PLC (b)	31,174
	Luxembourg – 0.4%
959	ADLER Group S.A. (b) (c) (d) (e)	26,534
296	Corestate Capital Holding S.A. (c)	5,802
		32,336
	Mauritius – 0.1%
87,500	Golden Agri-Resources Ltd. (b)	9,154
	Netherlands – 1.0%
146	Corbion N.V. (b)	6,714
389	Shop Apotheke Europe N.V. (b) (c) (d) (e)	67,762
1,590	SRH N.V. (b) (c) (f) (g)	0
		74,476
	New Zealand – 1.0%
25,799	Air New Zealand Ltd. (b) (c)	23,534
656	EBOS Group Ltd. (b)	10,649
19,545	SKYCITY Entertainment Group Ltd. (b)	38,780
		72,963
	Norway – 1.5%
62,403	DNO ASA (b)	30,948
2,994	Europris ASA (b) (d) (e)	15,349
1,395	Kongsberg Gruppen ASA (b)	20,952
221	Norway Royal Salmon ASA (b)	5,070
1,378	Scatec Solar ASA (b) (d) (e)	31,825
779	TGS NOPEC Geophysical Co., ASA (b)	9,507
		113,651
Shares	Description	Value

	Papua New Guinea – 0.2%
5,950	Oil Search Ltd. (b)	$11,381
	Singapore – 0.5%
15,600	Sheng Siong Group Ltd. (b)	18,443
18,800	Yanlord Land Group Ltd. (b)	15,645
		34,088
	South Korea – 19.1%
515	Alteogen, Inc. (b) (h)	79,023
1,465	Binex Co., Ltd. (b) (c)	39,013
1,190	BNK Financial Group, Inc. (b)	5,149
264	Celltrion Pharm, Inc. (b) (h)	25,506
124	Chong Kun Dang Pharmaceutical Corp. (b)	17,554
250	Chongkundang Holdings Corp. (b)	22,732
2,587	Daeduck Co., Ltd. (b)	13,592
286	Daelim Industrial Co., Ltd. (b)	18,903
1,245	Daesang Corp. (b)	27,700
975	DB HiTek Co., Ltd. (b)	31,237
1,149	DGB Financial Group, Inc. (b)	5,383
1,358	DongKook Pharmaceutical Co., Ltd. (b)	31,775
588	Doosan Bobcat, Inc. (b)	13,573
5,032	Doosan Infracore Co., Ltd. (b) (c)	37,649
195	Douzone Bizon Co., Ltd. (b)	17,377
202	Duk San Neolux Co., Ltd. (b) (c)	5,442
114	F&F Co., Ltd. (b)	8,656
1,029	GS Engineering & Construction Corp. (b)	21,195
149	GS Home Shopping, Inc. (b)	16,439
1,356	Handsome Co., Ltd. (b)	34,974
690	Hanjin Transportation Co., Ltd. (b)	25,403
1,363	Hankook Tire & Technology Co., Ltd. (b)	36,729
1,032	Harim Holdings Co., Ltd. (b)	5,764
3,560	HDC Holdings Co., Ltd. (b)	32,147
1,696	HDC Hyundai Development Co-Engineering & Construction (b)	30,861
589	Hite Jinro Co., Ltd. (b)	18,223
179	Hyundai Department Store Co., Ltd. (b)	8,607
91	Hyundai Home Shopping Network Corp. (b)	5,554
294	Hyundai Steel Co. (b)	6,179
197	Hyundai Wia Corp. (b)	6,812
506	Ilyang Pharmaceutical Co., Ltd. (b)	34,132
1,179	JB Financial Group Co., Ltd. (b)	4,544
1,403	Kginicis Co., Ltd. (b)	24,385
75	KIWOOM Securities Co., Ltd. (b)	6,369
1,581	Korea Line Corp. (b) (c)	22,704

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
302	Korea Petrochemical Ind. Co., Ltd. (b)	$42,956
3,067	Kuk-il Paper Manufacturing Co., Ltd. (b) (c)	14,577
244	Kumho Petrochemical Co., Ltd. (b)	22,890
211	LEENO Industrial, Inc. (b)	22,222
1,963	LF Corp. (b)	22,499
575	LG International Corp. (b)	7,580
850	LOTTE Fine Chemical Co., Ltd. (b)	36,025
1,009	Mcnex Co., Ltd. (b)	31,210
424	MegaStudyEdu Co., Ltd. (b)	10,641
1,525	Neowiz (b) (c)	33,329
735	NEPES Corp. (b)	19,706
154	NHN Corp. (b) (c)	9,778
862	NHN KCP Corp. (b)	50,390
55	NongShim Co., Ltd. (b)	14,753
1,383	Partron Co., Ltd. (b)	11,970
768	Pharmicell Co., Ltd. (b) (c)	11,874
465	Posco International Corp. (b)	5,310
956	S&T Motiv Co., Ltd. (b)	41,572
226	Samyang Foods Co., Ltd. (b)	19,150
2,595	Sangsangin Co., Ltd. (b)	12,440
5,759	SFA Semicon Co., Ltd. (b) (c)	24,992
97	Shinsegae, Inc. (b)	17,551
249	SK Chemicals Co., Ltd. (b)	63,266
747	SK Discovery Co., Ltd. (b)	40,919
1,199	SL Corp. (b)	14,516
811	Taeyoung Engineering & Construction Co., Ltd. (b)	6,852
252	Ubiquoss Holdings, Inc. (b)	6,209
55	Young Poong Corp. (b)	22,122
944	Youngone Corp. (b)	22,381
		1,400,965
	Spain – 0.0%
533	Let’s GOWEX S.A. (b) (c) (f) (g) (i)	0
	Sweden – 2.3%
3,474	Arjo AB, B Shares	21,509
1,366	Bure Equity AB (b)	42,945
1,745	Granges AB (b) (c)	15,575
8,715	Klovern AB, B Shares (b)	16,047
2,904	Mekonomen AB (b) (c)	30,126
767	MIPS AB (b) (d)	34,159
794	Nobina AB (b) (c) (d) (e)	5,220
1,439	Scandic Hotels Group AB (b) (d) (e)	4,314
		169,895
	Switzerland – 1.5%
137	ALSO Holding AG (b)	36,282
4	Gurit Holding AG (b)	8,517
416	Implenia AG (b)	12,775
Shares	Description	Value

	Switzerland (Continued)
150	Swissquote Group Holding S.A. (b)	$12,180
172	Zur Rose Group AG (b) (c)	41,006
		110,760
	United Kingdom – 7.7%
1,434	Aggreko PLC (b)	6,819
455	Avon Rubber PLC (b)	24,836
1,614	Balfour Beatty PLC (b)	4,646
13,546	Cairn Energy PLC (b) (c)	25,139
1,743	Chemring Group PLC (b)	5,414
21,126	Cineworld Group PLC (b)	11,048
1,222	Computacenter PLC (b)	37,314
1,991	Crest Nicholson Holdings PLC (b) (c)	5,073
160	Dialog Semiconductor PLC (b) (c)	6,974
11,915	Diversified Gas & Oil PLC (b) (d)	16,130
1,231	Domino’s Pizza Group PLC (b)	5,793
7,133	Elementis PLC	6,995
15,109	Ferrexpo PLC (b)	34,407
3,994	Hunting PLC (b)	6,637
164,548	Hurricane Energy PLC (c)	7,805
11,797	ITM Power PLC (b) (c)	39,584
634	JET2 PLC (b)	5,489
12,968	Just Group PLC (b) (c)	7,524
1,596	Kainos Group PLC (b)	20,450
3,981	KAZ Minerals PLC (b)	26,918
966	Keywords Studios PLC (b)	27,068
10,464	Learning Technologies Group PLC (b)	17,675
744	Liontrust Asset Management PLC	11,904
5,767	Mitchells & Butlers PLC (b) (c)	10,057
273	Oxford Instruments PLC (b)	5,585
5,431	Pets at Home Group PLC (b)	29,687
1,520	Polypipe Group PLC (b)	8,480
2,171	QinetiQ Group PLC (b)	7,769
16,706	Reach PLC (b)	16,562
10,058	Redde Northgate PLC (b)	23,942
3,889	Redrow PLC (b)	20,235
13,958	Royal Mail PLC (b)	42,800
9,950	Senior PLC (b)	5,697
1,589	Smart Metering Systems PLC	13,348
174	Ultra Electronics Holdings PLC (b)	4,676
10,809	Vectura Group PLC	14,366
		564,846
	Total Common Stocks	7,132,724
	(Cost $6,092,959)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.5%
	Australia – 0.7%
3,807	Charter Hall Social Infrastructure REIT (b)	7,766

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Australia (Continued)
11,210	Growthpoint Properties Australia Ltd. (b)	$27,055
13,444	National Storage REIT (b)	17,571
		52,392
	Canada – 0.6%
3,803	Cominar Real Estate Investment Trust	20,963
1,854	InterRent Real Estate Investment Trust	17,544
391	Killam Apartment Real Estate Investment Trust	5,098
		43,605
	Israel – 0.1%
6,387	Sella Capital Real Estate Ltd. (b)	9,840
	Japan – 0.4%
77	Invincible Investment Corp. (b)	23,000
3	LaSalle Logiport REIT (b)	5,024
		28,024
	Singapore – 0.3%
30,700	Mapletree North Asia Commercial Trust (b) (d)	21,259
	Spain – 0.3%
4,906	Lar Espana Real Estate Socimi S.A. (b)	22,627
	United Kingdom – 0.1%
5,256	GCP Student Living PLC (b)	8,365
	Total Real Estate Investment Trusts	186,112
	(Cost $177,357)
RIGHTS (a) – 0.0%
	South Korea – 0.0%
137	Hanjin Transportation Co., Ltd. (b) (f)	773
	(Cost $0)
MONEY MARKET FUNDS – 0.0%
1,002	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (j) (k)	1,002
	(Cost $1,002)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.2%
$15,068	JPMorgan Chase & Co., 0.05% (j) dated 9/30/20, due 10/1/20, with a maturity value of $15,069. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 2/28/25. The value of the collateral including accrued interest is $15,365. (k)	$15,068
	(Cost $15,068)
	Total Investments – 99.8%	7,335,679
	(Cost $6,286,386) (l)
	Net Other Assets and Liabilities – 0.2%	12,377
	Net Assets – 100.0%	$7,348,056

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $6,626,151 or 90.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2020 through September 30, 2020).
(i)	This issuer has filed for protection in bankruptcy court.
(j)	Rate shown reflects yield as of September 30, 2020.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,741,534 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $692,241. The net unrealized appreciation was $1,049,293.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Austria	$ 22,130	$ 7,644	$ 14,486	$ —
Canada	531,649	531,649	—	—
Denmark	92,637	28,831	63,806	—
Greece	19,632	—	10,541	9,091
Luxembourg	32,336	5,802	26,534	—
Netherlands	74,476	—	74,476	—**
Spain	—**	—	—	—**
Sweden	169,895	21,509	148,386	—
United Kingdom	564,846	54,418	510,428	—
Other Country Categories*	5,625,123	—	5,625,123	—
Real Estate Investment Trusts:
Canada	43,605	43,605	—	—
Other Country Categories*	142,507	—	142,507	—
Rights*	773	—	773	—
Money Market Funds	1,002	1,002	—	—
Repurchase Agreements	15,068	—	15,068	—
Total Investments	$ 7,335,679	$ 694,460	$ 6,632,128	$ 9,091

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	20.2%
Industrials	18.8
Information Technology	15.0
Materials	11.3
Energy	7.4
Consumer Staples	7.2
Health Care	6.6
Real Estate	5.6
Financials	3.0
Communication Services	2.9
Utilities	2.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	35.3%
South Korean Won	19.1
British Pound Sterling	8.6
Euro	8.0
Canadian Dollar	7.8
Hong Kong Dollar	5.0
Australian Dollar	4.8
Swedish Krona	2.3
Norwegian Krone	2.3
Israeli Shekel	1.9
Swiss Franc	1.5
Danish Krone	1.3
New Zealand Dollar	1.0
Singapore Dollar	0.9
United States Dollar	0.2
Total	100.0%

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.6%
	Bermuda – 2.0%
3,281,675	China Oriental Group Co., Ltd. (b)	$738,466
347,585	COSCO SHIPPING Ports Ltd. (b)	199,670
5,402,109	GOME Retail Holdings Ltd. (b) (c) (d)	715,522
330,957	Road King Infrastructure Ltd. (b)	395,497
69,794	Shanghai Industrial Urban Development Group Ltd. (b)	6,712
1,752,644	Sinopec Kantons Holdings Ltd. (b) (c)	621,292
		2,677,159
	Brazil – 6.8%
77,116	Alupar Investimento S.A.	317,889
647,440	C&A Modas LTDA	1,328,106
556,848	Camil Alimentos S.A.	1,235,479
21,213	Cia de Saneamento de Minas Gerais-Copasa	176,514
236,181	Iochpe-Maxion S.A.	576,164
449,516	Light S.A. (d)	1,160,630
490,151	Marfrig Global Foods S.A. (d)	1,331,007
186,572	Metalurgica Gerdau S.A. (Preference Shares)	312,288
155,852	Petro Rio S.A. (d)	968,264
152,876	SLC Agricola S.A.	693,889
280,992	Smiles Fidelidade S.A.	697,489
132,252	Tupy S.A. (d)	409,056
		9,206,775
	Cayman Islands – 14.1%
821,748	Asia Cement China Holdings Corp. (b)	728,306
606,011	C&D International Investment Group Ltd. (b)	1,031,109
1,586,160	China Everbright Greentech, Ltd. (b) (c) (e) (f)	637,899
298,261	China Lilang Ltd. (b)	164,052
11,550	China Metal Recycling Holdings Ltd. (d) (g) (h) (i)	0
1,053,883	China Yongda Automobiles Services Holdings Ltd. (b)	1,258,262
3,136,742	China ZhengTong Auto Services Holdings Ltd. (b) (c)	306,493
1,270,944	China Zhongwang Holdings Ltd. (b) (c)	216,090
959,904	Chinasoft International Ltd. (b)	700,874
1,826,160	COFCO Meat Holdings, Ltd. (b) (c) (e)	635,550
2,097,615	Dongyue Group Ltd. (b)	810,235
4,630,203	Fantasia Holdings Group Co., Ltd. (b)	904,943
190,311	Fu Shou Yuan International Group Ltd. (b)	185,887
1,941,943	Fufeng Group Ltd. (b)	616,855
Shares	Description	Value

	Cayman Islands (Continued)
5,206,524	GCL-Poly Energy Holdings Ltd. (b) (c) (d)	$220,171
2,912,941	Hope Education Group Co., Ltd. (b) (e) (f)	896,229
771,627	iDreamSky Technology Holdings Ltd. (b) (c) (d) (e) (f)	465,225
451,444	Kaisa Group Holdings Ltd. (b)	232,276
825,898	Kasen International Holdings Ltd. (b) (c) (d)	81,688
1,676,215	Lonking Holdings Ltd. (b)	446,789
1,666,629	Nexteer Automotive Group Ltd. (b)	1,167,610
451,115	Q Technology Group Co., Ltd. (b) (e)	507,695
1,364,570	Redco Properties Group Ltd. (b) (c) (e) (f)	578,862
1,250,087	Sany Heavy Equipment International Holdings Co., Ltd. (b)	739,232
414,712	S-Enjoy Service Group Co., Ltd. (b)	1,074,265
1,439,839	Tiangong International Co., Ltd. (b)	463,018
1,530,070	Tianli Education International Holdings, Ltd. (b) (c) (e)	1,340,317
1,124,228	Tianneng Power International Ltd. (b) (c)	2,019,941
145,989	TPK Holding Co., Ltd. (b) (d)	248,594
477,242	Wisdom Marine Lines Co., Ltd. (b)	360,431
		19,038,898
	Chile – 0.2%
1,452,039	AES Gener S.A.	223,799
	China – 1.4%
3,841,694	China Suntien Green Energy Corp., Ltd., Class H (b) (d)	998,798
768,474	Inner Mongolia Yitai Coal Co., Ltd., Class B (b)	529,731
397,679	Sinopec Engineering Group Co., Ltd., Class H (b)	147,001
141,790	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H (b) (c) (e) (f)	181,305
		1,856,835
	Egypt – 0.2%
665,699	ElSewedy Electric Co. (b)	287,141
	Hong Kong – 2.5%
1,427,814	China Overseas Grand Oceans Group Ltd. (b)	820,952
1,800,491	China Power International Development Ltd. (b)	333,347
6,914,720	China South City Holdings Ltd. (b)	637,676

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
2,672,819	China Travel International Investment Hong Kong Ltd. (b)	$378,399
2,464,840	Poly Property Group Co., Ltd. (b)	690,421
332,356	Shanghai Industrial Holdings Ltd. (b)	444,653
		3,305,448
	India – 1.1%
91,965	Adani Enterprises Ltd. (b)	373,087
523,174	Indiabulls Housing Finance Ltd. (b)	1,125,190
		1,498,277
	Indonesia – 4.6%
13,779,201	Adaro Energy Tbk PT (b)	1,058,329
2,503,012	Bukit Asam Tbk PT (b)	333,876
12,216,184	Bumi Serpong Damai Tbk PT (b) (d)	608,771
2,721,478	Indah Kiat Pulp & Paper Corp. Tbk PT (b)	1,651,954
1,684,122	Indo Tambangraya Megah Tbk PT (b)	927,576
6,029,351	Media Nusantara Citra Tbk PT (b) (d)	293,155
17,716,115	Pakuwon Jati Tbk PT (b) (d)	424,080
3,520,362	Perusahaan Gas Negara Tbk PT (b)	220,251
9,802,209	Wijaya Karya Persero Tbk PT (b)	725,000
		6,242,992
	Jersey – 0.6%
5,357,216	West China Cement Ltd. (b)	792,890
	Luxembourg – 0.2%
23,727	PLAY Communications S.A. (b) (e) (f)	237,087
	Malaysia – 5.0%
2,513,600	Dayang Enterprise Holdings Bhd (b) (d)	596,056
1,094,800	DRB-Hicom Bhd (b)	552,804
284,350	Pentamaster Corp., Bhd (b)	330,781
2,565,400	Supermax Corp. Bhd (b) (d)	5,227,847
		6,707,488
	Mexico – 2.7%
1,226,264	Alfa S.A.B. de C.V., Class A	759,777
164,099	Coca-Cola Femsa S.A.B. de C.V.	665,257
286,113	Corp Inmobiliaria Vesta S.A.B. de CV	429,852
415,905	Genomma Lab Internacional SAB de CV (d)	404,403
866,237	Gentera S.A.B. de C.V.	244,457
Shares	Description	Value

	Mexico (Continued)
302,407	Megacable Holdings S.A.B. de C.V.	$875,704
64,401	Qualitas Controladora S.A.B. de C.V.	243,228
		3,622,678
	Philippines – 2.2%
3,656,600	Alliance Global Group, Inc. (b) (d)	529,455
11,283,500	DMCI Holdings, Inc. (b)	934,530
6,806,000	Megaworld Corp. (b)	417,762
14,061,000	Metro Pacific Investments Corp. (b)	1,016,015
		2,897,762
	Poland – 3.6%
279,244	Jastrzebska Spolka Weglowa S.A. (b) (c) (d)	1,861,214
21,215	KRUK SA (b)	721,590
234,125	Orange Polska S.A. (b) (d)	414,359
729,981	PGE Polska Grupa Energetyczna S.A. (b) (d)	1,212,160
1,242,862	Tauron Polska Energia S.A. (b) (d)	706,698
		4,916,021
	Russia – 1.3%
429,990	Mechel PJSC (b) (d)	340,211
4,982,652	Sistema PJSFC (b)	1,350,812
		1,691,023
	South Africa – 8.1%
88,932	African Rainbow Minerals Ltd. (b)	1,026,649
46,686	Astral Foods Ltd. (b)	366,163
138,416	Barloworld Ltd. (b)	505,960
450,939	Dis-Chem Pharmacies Ltd. (e) (f)	463,592
120,717	Exxaro Resources Ltd. (b)	894,356
88,297	Foschini Group (The) Ltd. (b)	432,353
226,611	Harmony Gold Mining Co., Ltd. (b) (d)	1,199,593
574,879	Momentum Metropolitan Holdings	531,978
439,333	Motus Holdings Ltd. (b) (d)	1,127,716
197,190	Pick n Pay Stores Ltd. (b)	551,603
426,781	Sappi Ltd. (d)	676,225
161,789	Sasol Ltd. (b) (d)	1,243,973
65,750	SPAR Group (The) Ltd. (b)	744,549
727,583	Telkom S.A. SOC Ltd. (b)	1,138,096
		10,902,806
	Taiwan – 22.6%
221,866	Adlink Technology Inc. (b)	506,072
167,777	Asia Vital Components Co., Ltd. (b)	391,246
6,570	ASMedia Technology, Inc. (b)	333,115

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
238,608	ASROCK, Inc. (b)	$1,466,095
195,310	Century Iron & Steel Industrial Co., Ltd. (b)	867,807
85,591	Charoen Pokphand Enterprise (b)	196,857
43,701	Chaun-Choung Technology Corp. (b)	391,819
492,314	Cheng Loong Corp. (b)	538,575
172,942	Cheng Uei Precision Industry Co., Ltd. (b)	246,168
66,734	Chicony Electronics Co., Ltd. (b)	194,820
192,339	Chicony Power Technology Co., Ltd. (b)	443,394
570,511	ChipMOS Technologies, Inc. (b)	566,674
452,665	Chung-Hsin Electric & Machinery Manufacturing Corp. (b)	669,475
3,075,091	CMC Magnetics Corp. (b) (d)	834,504
161,872	Compeq Manufacturing Co., Ltd. (b)	230,427
178,746	FocalTech Systems Co., Ltd. (b)	203,234
297,560	Gigabyte Technology Co., Ltd. (b)	781,217
99,674	Global Mixed Mode Technology, Inc. (b)	526,798
834,395	Gold Circuit Electronics Ltd. (b) (d)	1,299,244
915,571	Goldsun Building Materials Co., Ltd. (b)	747,329
1,960,667	Grand Pacific Petrochemical (b) (d)	1,268,833
410,707	Great Wall Enterprise Co., Ltd. (b)	601,924
1,104,482	HannsTouch Solution Inc. (b)	365,319
306,207	Huaku Development Co., Ltd. (b)	915,517
37,891	ITEQ Corp. (b)	162,195
440,830	Kindom Development Co., Ltd. (b)	598,866
167,223	King Yuan Electronics Co., Ltd. (b)	177,211
514,079	Kinpo Electronics (b)	187,696
630,107	Lien Hwa Industrial Corp. (b)	870,001
612,413	Mercuries Life Insurance Co., Ltd. (b) (d)	192,271
834,702	Mitac Holdings Corp. (b)	830,943
367,892	Nan Ya Printed Circuit Board Corp. (b)	1,514,992
58,887	Powertech Technology, Inc. (b)	177,088
993,165	Ruentex Development Co., Ltd. (b)	1,341,644
291,557	Ruentex Industries Ltd. (b)	654,054
131,930	Shin Zu Shing Co., Ltd. (b)	640,117
163,443	Sigurd Microelectronics Corp. (b)	214,543
120,919	Sinbon Electronics Co., Ltd. (b)	752,788
Shares	Description	Value

	Taiwan (Continued)
165,851	Standard Foods Corp. (b)	$349,872
408,493	Synnex Technology International Corp. (b)	585,344
274,919	Systex Corp. (b)	784,461
688,233	Taiwan Cogeneration Corp. (b)	906,442
102,294	Taiwan Hon Chuan Enterprise Co., Ltd. (b)	195,099
175,340	Taiwan PCB Techvest Co., Ltd. (b)	239,007
146,413	Taiwan Surface Mounting Technology Corp. (b)	530,532
209,899	Teco Electric and Machinery Co., Ltd. (b)	216,800
158,080	Tong Yang Industry Co., Ltd. (b)	196,848
223,333	Topco Scientific Co., Ltd. (b)	885,664
229,933	TXC Corp. (b)	576,836
518,821	Unitech Printed Circuit Board Corp. (b)	382,191
122,261	United Integrated Services Co., Ltd. (b)	828,371
8,391	Voltronic Power Technology Corp. (b)	285,032
445,030	WT Microelectronics Co., Ltd. (b)	581,570
		30,444,941
	Thailand – 4.1%
4,333,800	AP Thailand PCL (b)	786,410
365,900	Bangchak Corp. PCL (b)	173,207
1,120,300	Jasmine International PCL (b)	100,407
6,202,700	Origin Property PCL, Class F (b)	1,233,200
2,373,800	Pruksa Holding PCL (b)	809,058
10	Siam Global House PCL (b)	6
998,000	Sri Trang Agro-Industry PCL (b)	834,619
368,500	Supalai PCL (b)	180,253
957,400	Tipco Asphalt PCL (b)	459,250
244,700	TQM Corp. PCL (b)	992,314
		5,568,724
	Turkey – 14.3%
394,545	AG Anadolu Grubu Holding A.S. (b) (d)	966,067
521,618	Aksa Akrilik Kimya Sanayii A.S.	481,582
802,688	Alarko Holding AS (b)	623,680
1,760,952	Anadolu Cam Sanayii A.S. (b)	1,435,257
127,956	Anadolu Efes Biracilik Ve Malt Sanayii A.S. (b)	341,604
125,983	Coca-Cola Icecek AS (b)	730,937
2,881,979	Dogan Sirketler Grubu Holding A.S. (b)	881,998
1,155,513	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,047,372
812,946	Enerjisa Enerji A.S. (b) (e) (f)	940,932
35,935	Koza Altin Isletmeleri A.S. (b) (d)	363,397

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Turkey (Continued)
607,024	Koza Anadolu Metal Madencilik Isletmeleri A.S. (b) (d)	$994,812
243,241	Migros Ticaret A.S. (b) (d)	1,297,269
161,163	Pegasus Hava Tasimaciligi A.S. (b) (d)	960,374
727,630	Petkim Petrokimya Holding A.S. (b) (d)	393,811
864,592	Soda Sanayii A.S. (b)	926,208
473,114	Sok Marketler Ticaret A.S. (b) (d)	730,837
332,838	TAV Havalimanlari Holding A.S. (b)	660,063
433,997	Tekfen Holding A.S. (b)	825,678
1,536,385	Trakya Cam Sanayii A.S. (b)	948,916
607,695	Turk Hava Yollari AO (b) (d)	818,770
4,690,882	Turkiye Sinai Kalkinma Bankasi A.S. (b) (d)	674,066
798,809	Turkiye Sise ve Cam Fabrikalari A.S.	757,150
1,187,887	Turkiye Vakiflar Bankasi TAO, Class D (b) (d)	633,252
280,496	Ulker Biskuvi Sanayi A.S. (b) (d)	824,433
		19,258,465
	Total Common Stocks	131,377,209
	(Cost $120,652,907)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.1%
	Mexico – 0.1%
201,854	Concentradora Fibra Danhos SA de CV	184,587
	South Africa – 1.8%
887,366	Fortress REIT Ltd. (b)	692,440
2,521,063	Redefine Properties Ltd. (b)	362,199
466,790	Resilient REIT Ltd.	1,027,495
1,265,872	Vukile Property Fund Ltd. (b)	366,741
		2,448,875
	Turkey – 0.2%
942,186	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. (b)	209,641
	Total Real Estate Investment Trusts	2,843,103
	(Cost $3,284,975)
WARRANTS (a) – 0.0%
	Malaysia – 0.0%
40	Serba Dinamik Holdings Bhd, expiring 12/5/24 (d)	2
	(Cost $0)
Shares	Description	Value
RIGHTS (a) – 0.0%
	Taiwan – 0.0%
64,562	WT Microelectronics Co., Ltd., expiring 10/05/20 (g) (h)	$0
	(Cost $0)
MONEY MARKET FUNDS – 0.4%
454,915	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (j) (k)	454,915
	(Cost $454,915)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 4.3%
$5,813,272	JPMorgan Chase & Co., 0.05% (j) dated 9/30/20, due 10/1/20, with a maturity value of $5,813,280. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 2/28/25. The value of the collateral including accrued interest is $5,927,703. (k)	5,813,272
	(Cost $5,813,272)
	Total Investments – 104.4%	140,488,501
	(Cost $130,206,069) (l)
	Net Other Assets and Liabilities – (4.4)%	(5,925,282)
	Net Assets – 100.0%	$134,563,219

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation Table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $115,997,079 or 86.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,924,980 and the total value of the collateral held by the Fund is $6,268,187.
(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $0 or 0.0% of net assets.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of September 30, 2020.
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $25,424,090 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,141,658. The net unrealized appreciation was $10,282,432.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 9,206,775	$ 9,206,775	$ —	$ —
Cayman Islands	19,038,898	—	19,038,898	—**
Chile	223,799	223,799	—	—
Mexico	3,622,678	3,622,678	—	—
South Africa	10,902,806	1,671,795	9,231,011	—
Turkey	19,258,465	2,286,104	16,972,361	—
Other Country Categories*	69,123,788	—	69,123,788	—
Real Estate Investment Trusts:
Mexico	184,587	184,587	—	—
South Africa	2,448,875	1,027,495	1,421,380	—
Turkey	209,641	—	209,641	—
Warrants*	2	2	—	—
Rights*	—**	—	—**	—
Money Market Funds	454,915	454,915	—	—
Repurchase Agreements	5,813,272	—	5,813,272	—
Total Investments	$ 140,488,501	$ 18,678,150	$ 121,810,351	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Sector Allocation	% of Total Long-Term Investments
Materials	15.6%
Industrials	14.1
Information Technology	13.3
Real Estate	11.8
Consumer Discretionary	11.3
Consumer Staples	10.2
Energy	5.3
Utilities	5.1
Financials	4.8
Health Care	4.3
Communication Services	4.2
Total	100.0%

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Currency Exposure Diversification	% of Total Investments
New Taiwan Dollar	22.1%
Hong Kong Dollar	18.9
Turkish Lira	13.8
South African Rand	8.8
Brazilian Real	6.5
United States Dollar	5.6
Malaysian Ringgit	4.8
Indonesian Rupiah	4.4
Thai Baht	4.0
Polish Zloty	3.7
Mexican Peso	2.7
Philippine Peso	2.1
Russian Ruble	1.2
Indian Rupee	1.1
Egyptian Pound	0.2
Chilean Peso	0.1
Total	100.0%

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.8%
	Austria – 3.2%
2,825	CA Immobilien Anlagen AG (b)	$83,513
1,535	Mayr Melnhof Karton AG (b)	266,287
2,661	Oesterreichische Post AG (b) (c)	89,428
8,618	OMV AG (b)	235,798
9,727	Raiffeisen Bank International AG (b) (d)	148,881
6,830	Telekom Austria AG	48,287
		872,194
	Belgium – 5.3%
1,760	Colruyt S.A. (b)	114,218
2,434	Elia Group S.A./N.V. (b)	243,323
20,810	Euronav N.V. (b)	184,262
1,198	Galapagos N.V. (b) (d)	169,840
1,167	Sofina S.A. (b)	318,599
2,196	UCB S.A. (b)	249,408
4,085	Umicore S.A. (b)	169,914
		1,449,564
	Finland – 6.9%
1,536	Elisa OYJ (b)	90,303
12,970	Fortum OYJ (b)	262,230
6,724	Kesko OYJ, Class B (b)	173,244
2,520	Kone OYJ, Class B (b)	221,265
5,623	Neste OYJ (b)	296,106
9,825	Nokian Renkaat OYJ (b)	277,734
3,490	Orion Oyj, Class B (b)	158,120
18,762	Stora Enso OYJ, Class R (b)	293,664
4,854	Valmet OYJ (b)	119,734
		1,892,400
	France – 18.7%
8,532	Air France-KLM (b) (c) (d)	29,394
744	Air Liquide S.A. (b)	117,931
1,137	Alstom S.A. (b) (d)	56,797
2,753	Arkema S.A. (b)	291,885
2,113	BioMerieux (b)	330,749
1,576	BNP Paribas S.A. (b) (d)	57,011
3,246	Bouygues S.A. (b)	112,170
3,009	Carrefour S.A. (b)	48,081
5,870	Cie de Saint-Gobain (b) (d)	245,878
2,140	Cie Generale des Etablissements Michelin SCA (b)	229,724
6,482	Credit Agricole S.A. (b) (d)	56,555
964	Dassault Systemes SE (b)	179,865
22,763	Eutelsat Communications S.A. (b)	221,704
6,354	Faurecia SE (b) (d)	273,885
207	Hermes International (b)	178,279
1,754	Iliad S.A. (b)	321,744
2,628	JCDecaux S.A. (b) (d)	45,433
182	Kering S.A. (b)	120,728
182	L’Oreal S.A. (b)	59,228
128	LVMH Moet Hennessy Louis Vuitton SE (b)	59,891
7,789	Orange S.A. (b)	81,127
Shares	Description	Value

	France (Continued)
4,981	Publicis Groupe S.A. (b)	$160,537
7,347	Renault S.A. (b) (d)	190,588
12,793	Rexel S.A. (b) (d)	160,399
1,185	Sartorius Stedim Biotech (b)	409,018
1,104	Schneider Electric SE (b)	137,226
8,477	Societe Generale S.A. (b) (d)	112,523
914	Teleperformance (b)	281,788
4,902	TOTAL SE (b)	168,347
8,531	Valeo S.A. (b)	261,972
4,454	Veolia Environnement S.A. (b)	96,100
		5,096,557
	Germany – 26.2%
9,130	1&1 Drillisch AG (b)	201,798
5,026	BASF SE (b)	306,064
3,682	Bayerische Motoren Werke AG (b)	267,229
1,855	Bechtle AG (b)	375,347
39,324	Commerzbank AG (b) (d)	193,385
775	CompuGroup Medical SE & Co., KGaA (b)	71,715
6,224	Covestro AG (b) (e) (f)	308,648
4,728	Daimler AG (b)	255,053
25,326	Deutsche Lufthansa AG (b) (c) (d)	219,368
3,748	Deutsche Wohnen SE (b)	187,322
22,968	E.ON SE (b)	253,163
11,371	Evonik Industries AG (b)	294,156
2,123	Evotec SE (b) (d)	55,972
3,526	Fraport AG Frankfurt Airport Services Worldwide (b) (c) (d)	138,824
2,161	Fresenius Medical Care AG & Co., KGaA (b)	182,684
1,003	Hannover Rueck SE (b)	155,275
3,328	HeidelbergCement AG (b)	203,360
6,531	Hella GmbH & Co., KGaA (d)	329,416
1,100	KION Group AG (b)	93,928
1,267	LEG Immobilien AG (b)	180,597
5,606	Porsche Automobil Holding SE (Preference Shares) (b)	333,512
797	Puma SE (b) (d)	71,646
677	Rheinmetall AG (b)	60,719
9,050	RWE AG (b)	338,917
422	SAP SE (b)	65,713
976	Sartorius AG (Preference Shares) (b)	400,038
15,628	Schaeffler AG (Preference Shares) (b)	96,271
3,168	Scout24 AG (b) (e) (f)	276,335
635	Siltronic AG (b)	56,891
1,764	Sixt SE (b) (d)	158,968
3,318	Suedzucker AG (b)	64,180
9,616	TAG Immobilien AG (b)	289,960
1,401	Talanx AG (b)	45,237
1,928	Uniper SE (b)	62,234

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
2,030	Volkswagen AG (Preference Shares) (b)	$326,650
2,479	Zalando SE (b) (d) (e) (f)	231,613
		7,152,188
	Ireland – 2.5%
8,788	Glanbia PLC (b)	90,739
1,649	Kerry Group PLC, Class A (b)	211,213
3,562	Kingspan Group PLC (b) (d)	324,164
4,710	Ryanair Holdings PLC (b) (d)	62,534
		688,650
	Italy – 9.4%
76,554	A2A S.p.A. (b)	111,196
13,008	Buzzi Unicem S.p.A (b)	302,222
1,078	DiaSorin S.p.A. (b)	216,885
6,841	Enel S.p.A. (b)	59,352
19,147	Freni Brembo S.p.A. (b) (d)	191,472
53,082	Hera S.p.A. (b)	195,729
8,779	Infrastrutture Wireless Italiane S.p.A. (b) (e) (f)	96,852
77,098	Iren S.p.A (b)	198,261
35,711	Leonardo S.p.A. (b)	208,575
8,625	Mediobanca Banca di Credito Finanziario S.p.A. (b)	67,585
1,303	Moncler S.p.A. (b) (d)	53,321
39,848	Pirelli & C S.p.A. (d) (e) (f)	171,088
3,376	Recordati S.p.A. (b)	172,936
465,818	Telecom Italia S.p.A. (b)	186,702
12,136	UniCredit S.p.A. (b) (d)	100,270
55,351	Unipol Gruppo S.p.A. (b) (d)	241,883
		2,574,329
	Luxembourg – 3.2%
47,615	Aroundtown S.A. (b) (d)	239,020
481	Eurofins Scientific SE (b) (d)	381,032
2,823	RTL Group S.A. (b) (d)	111,113
31,088	Tenaris S.A. (b)	154,883
		886,048
	Netherlands – 13.2%
4,008	Aalberts N.V. (b)	144,126
11,589	ABN AMRO Bank N.V. (b) (d) (e) (f)	96,879
281	Adyen N.V. (b) (d) (e) (f)	518,300
56,224	Aegon N.V. (b)	145,525
1,410	Argenx SE (b) (d)	372,475
2,409	ASM International N.V. (b)	345,313
537	ASML Holding N.V. (b)	198,353
3,789	ASR Nederland N.V. (b)	127,437
2,009	IMCD N.V. (b)	238,940
9,070	ING Groep N.V. (b) (d)	64,731
631	Just Eat Takeaway.com N.V. (b) (d) (e) (f)	70,638
10,187	Koninklijke Ahold Delhaize N.V. (b)	301,107
Shares	Description	Value

	Netherlands (Continued)
2,397	Koninklijke Philips N.V. (b) (g)	$113,184
3,526	NN Group N.V. (b)	132,168
1,348	Randstad N.V. (b)	70,292
10,806	SBM Offshore N.V. (b)	172,373
4,903	Signify N.V. (b) (d) (e) (f)	181,348
2,182	STMicroelectronics N.V. (b)	66,978
2,703	Wolters Kluwer N.V. (b)	230,573
		3,590,740
	Portugal – 1.2%
23,711	EDP - Energias de Portugal S.A. (b)	116,586
13,190	Jeronimo Martins SGPS S.A. (b)	212,100
		328,686
	Spain – 6.0%
891	Acciona S.A. (b)	96,696
2,434	ACS Actividades de Construccion y Servicios S.A. (b)	55,020
277,405	Banco de Sabadell S.A. (b)	96,282
19,553	Banco Santander S.A. (b)	36,471
9,321	Ebro Foods S.A. (b)	216,854
6,995	Grifols S.A. (b)	201,142
14,482	Iberdrola S.A. (b)	178,253
12,634	Siemens Gamesa Renewable Energy S.A. (b)	341,903
2,142	Vidrala S.A. (b)	233,058
2,610	Viscofan S.A. (b)	173,828
		1,629,507
	Total Common Stocks	26,160,863
	(Cost $26,272,493)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.9%
	Belgium – 0.9%
6,629	Warehouses De Pauw CVA (b)	241,237
	France – 1.1%
845	Covivio (b)	59,335
1,797	Gecina S.A. (b)	236,891
		296,226
	Germany – 0.8%
16,629	alstria Office REIT-AG (b)	231,063
	Spain – 1.1%
10,045	Inmobiliaria Colonial Socimi S.A. (b)	82,908
25,250	Merlin Properties Socimi S.A. (b)	210,612
		293,520
	Total Real Estate Investment Trusts	1,062,046
	(Cost $1,193,288)

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.1%
25,083	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (h) (i)	$25,083
	(Cost $25,083)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.4%
$386,231	JPMorgan Chase & Co., 0.05% (h), dated 9/30/20, due 10/1/20, with a maturity value of $386,232. Collateralized by U.S. Treasury Note, interest rate of 1.125%, due 2/28/25. The value of the collateral including accrued interest is $393,834. (i)	386,231
	(Cost $386,231)
	Total Investments – 101.2%	27,634,223
	(Cost $27,877,095) (j)
	Net Other Assets and Liabilities – (1.2)%	(326,153)
	Net Assets – 100.0%	$27,308,070

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $26,674,118 or 97.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $395,497 and the total value of the collateral held by the Fund is $411,314.
(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2020 through September 30, 2020), the Fund received 51 PIK shares of Koninklijke Philips N.V.
(h)	Rate shown reflects yield as of September 30, 2020.
(i)	This security serves as collateral for securities on loan.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,444,347 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,687,219. The net unrealized depreciation was $242,872.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Austria	$ 872,194	$ 48,287	$ 823,907	$ —
Germany	7,152,188	329,416	6,822,772	—
Italy	2,574,329	171,088	2,403,241	—
Other Country Categories*	15,562,152	—	15,562,152	—
Real Estate Investment Trusts*	1,062,046	—	1,062,046	—
Money Market Funds	25,083	25,083	—	—
Repurchase Agreements	386,231	—	386,231	—
Total Investments	$ 27,634,223	$ 573,874	$ 27,060,349	$—

*	See Portfolio of Investments for country breakout.

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	14.7%
Industrials	14.6
Health Care	12.8
Materials	10.2
Utilities	8.1
Financials	8.1
Real Estate	7.5
Communication Services	6.8
Information Technology	6.6
Consumer Staples	6.1
Energy	4.5
Total	100.0%

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund II
September 30, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index, NASDAQ AlphaDEX® Europe Index, NASDAQ AlphaDEX® Latin America Index, NASDAQ AlphaDEX® Brazil Index, NASDAQ AlphaDEX® China Index, NASDAQ AlphaDEX® Japan Index, NASDAQ AlphaDEX® South Korea Index, NASDAQ AlphaDEX® Developed Markets Ex-US Index, NASDAQ AlphaDEX® Emerging Markets Index, NASDAQ AlphaDEX® Germany Index, NASDAQ AlphaDEX® Canada Index, NASDAQ AlphaDEX® Australia Index, NASDAQ AlphaDEX® United Kingdom Index, NASDAQ AlphaDEX® Hong Kong Index, NASDAQ AlphaDEX® Switzerland Index, NASDAQ AlphaDEX® Emerging Markets Small Cap Index, NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index, Nasdaq AlphaDEX® Eurozone Index, (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The funds have not been passed on by the Corporations as to their legality or suitability. The funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.